AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 89.7%
Affiliated Mutual Funds — 28.1%
Domestic Equity — 9.0%
AST Large-Cap Growth Portfolio*	13,806,501	$1,183,079,077
AST Large-Cap Value Portfolio*	9,612,409	512,629,796
AST Small-Cap Equity Portfolio*	4,874,904	353,381,776
PGIM Jennison Natural Resources Fund	471,030	25,652,296
		2,074,742,945
Fixed Income — 18.9%
AST PGIM Fixed Income Central Portfolio*	375,045,473	4,253,015,658
PSF PGIM High Yield Bond Portfolio*	12,673,442	92,262,654
		4,345,278,312
International Equity — 0.2%
PGIM Global Real Estate Fund	1,807,051	35,309,768
PGIM Jennison Emerging Markets Equity Opportunities Fund	461,780	8,016,501
		43,326,269

Total Affiliated Mutual Funds (cost $6,082,556,969)(wa)		6,463,347,526
Common Stocks — 31.6%
Aerospace & Defense — 0.9%
Airbus SE (France)	68,894	12,131,247
BAE Systems PLC (United Kingdom)	170,747	3,447,808
Boeing Co. (The)*	33,658	5,740,372
Dassault Aviation SA (France)	3,636	1,198,884
Elbit Systems Ltd. (Israel)	2,106	807,648
Embraer SA (Brazil), ADR*	57,240	2,644,488
General Dynamics Corp.	37,168	10,131,253
General Electric Co.	172,262	34,478,239
Howmet Aerospace, Inc.	82,967	10,763,309
Kongsberg Gruppen ASA (Norway)	29,685	4,352,270
L3Harris Technologies, Inc.	37,500	7,849,125
Leonardo SpA (Italy)	52,621	2,562,583
Lockheed Martin Corp.	24,300	10,855,053
MTU Aero Engines AG (Germany)	8,869	3,081,735
Northrop Grumman Corp.	50,376	25,793,016
Rheinmetall AG (Germany)	9,836	14,074,557
Rolls-Royce Holdings PLC (United Kingdom)*	1,018,612	9,900,264
RTX Corp.	201,472	26,686,981
Safran SA (France)	55,393	14,584,060
Singapore Technologies Engineering Ltd. (Singapore)	471,900	2,369,955
Thales SA (France)	30,867	8,205,112
		211,657,959
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	110,861	4,759,628
FedEx Corp.	55,900	13,627,302
United Parcel Service, Inc. (Class B Stock)	36,093	3,969,869
		22,356,799
	Shares	Value

Common Stocks (continued)
Automobile Components — 0.1%
Aisin Corp. (Japan)	130,000	$1,419,976
Bridgestone Corp. (Japan)	65,100	2,615,252
Cie Generale des Etablissements Michelin SCA (France)	182,756	6,423,247
Continental AG (Germany)	17,377	1,225,423
Denso Corp. (Japan)	174,600	2,166,188
Sumitomo Electric Industries Ltd. (Japan)	138,500	2,311,554
		16,161,640
Automobiles — 0.6%
BYD Co. Ltd. (China) (Class H Stock)	101,982	5,164,014
Ferrari NV (Italy)	20,915	8,931,972
Ford Motor Co.	1,166,600	11,700,998
General Motors Co.	354,264	16,661,036
Honda Motor Co. Ltd. (Japan)	127,200	1,151,106
Isuzu Motors Ltd. (Japan)	126,500	1,720,096
Mahindra & Mahindra Ltd. (India)	67,402	2,092,106
Mercedes-Benz Group AG (Germany)	40,567	2,396,363
Stellantis NV	149,140	1,672,766
Subaru Corp. (Japan)(a)	138,000	2,471,465
Suzuki Motor Corp. (Japan)	387,900	4,761,519
Tesla, Inc.*	198,720	51,500,275
Toyota Motor Corp. (Japan)	761,800	13,466,569
Yamaha Motor Co. Ltd. (Japan)	325,400	2,605,257
		126,295,542
Banks — 2.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	126,491	2,665,340
AIB Group PLC (Ireland)	1,618,292	10,452,892
ANZ Group Holdings Ltd. (Australia)	479,002	8,770,083
Banco Bilbao Vizcaya Argentaria SA (Spain)	672,021	9,171,463
Banco Santander SA (Spain)	1,558,304	10,498,159
Bank Central Asia Tbk PT (Indonesia)	1,817,507	928,583
Bank Hapoalim BM (Israel)	203,151	2,754,936
Bank Leumi Le-Israel BM (Israel)	309,345	4,165,822
Bank of America Corp.	880,654	36,749,691
Barclays PLC (United Kingdom)	2,567,612	9,654,308
BNP Paribas SA (France)	164,883	13,780,816
BOC Hong Kong Holdings Ltd. (China)	729,500	2,953,689
BPER Banca SpA (Italy)	125,531	985,380
CaixaBank SA (Spain)	1,130,588	8,806,982
Citigroup, Inc.	280,700	19,926,893
Commonwealth Bank of Australia (Australia)	120,155	11,426,005
Credit Agricole SA (France)	155,739	2,835,548
Danske Bank A/S (Denmark)	84,886	2,778,440
DBS Group Holdings Ltd. (Singapore)	161,310	5,539,600
DNB Bank ASA (Norway)	240,240	6,321,359
East West Bancorp, Inc.	21,130	1,896,629
Erste Group Bank AG (Austria)	42,277	2,924,346
Hang Seng Bank Ltd. (Hong Kong)	105,800	1,440,869
HSBC Holdings PLC (United Kingdom)	2,513,170	28,490,513
ING Groep NV (Netherlands)	763,745	14,962,761
Intesa Sanpaolo SpA (Italy)	1,765,666	9,099,661
A1

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Israel Discount Bank Ltd. (Israel) (Class A Stock)	98,692	$687,501
JPMorgan Chase & Co.	254,730	62,485,269
Lloyds Banking Group PLC (United Kingdom)	6,401,804	6,004,357
M&T Bank Corp.	20,600	3,682,250
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,442,800	19,670,873
Mizrahi Tefahot Bank Ltd. (Israel)	25,080	1,127,933
Mizuho Financial Group, Inc. (Japan)	94,100	2,582,455
National Australia Bank Ltd. (Australia)	156,165	3,358,905
NatWest Group PLC (United Kingdom)	1,058,239	6,248,256
Nordea Bank Abp (Finland)	409,228	5,234,209
NU Holdings Ltd. (Brazil) (Class A Stock)*	184,870	1,893,069
Oversea-Chinese Banking Corp. Ltd. (Singapore)	191,100	2,449,144
Pinnacle Financial Partners, Inc.	11,185	1,186,057
PNC Financial Services Group, Inc. (The)	106,162	18,660,095
Regions Financial Corp.	91,000	1,977,430
Resona Holdings, Inc. (Japan)	314,600	2,747,028
Sberbank of Russia PJSC (Russia)^	192,384	—
Shizuoka Financial Group, Inc. (Japan)	75,400	824,315
Societe Generale SA (France)	59,911	2,702,820
Standard Chartered PLC (United Kingdom)	299,402	4,442,938
Sumitomo Mitsui Financial Group, Inc. (Japan)	543,300	13,970,748
Swedbank AB (Sweden) (Class A Stock)(a)	30,049	684,351
Truist Financial Corp.	595,715	24,513,672
U.S. Bancorp	424,032	17,902,631
UniCredit SpA (Italy)	144,955	8,136,636
United Overseas Bank Ltd. (Singapore)	120,700	3,405,733
Webster Financial Corp.	81,900	4,221,945
Wells Fargo & Co.	598,204	42,945,065
Westpac Banking Corp. (Australia)	225,902	4,501,651
Wintrust Financial Corp.	14,404	1,619,874
Zions Bancorp NA	52,900	2,637,594
		502,485,572
Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	36,388	2,237,187
Asahi Group Holdings Ltd. (Japan)	243,400	3,109,817
Brown-Forman Corp. (Class B Stock)(a)	65,200	2,212,888
Carlsberg A/S (Denmark) (Class B Stock)	17,838	2,257,893
Coca-Cola Co. (The)	481,238	34,466,265
Coca-Cola Europacific Partners PLC (United Kingdom)	53,700	4,673,511
Coca-Cola HBC AG (Italy)*	27,729	1,255,841
Diageo PLC (United Kingdom)	158,654	4,146,049
Keurig Dr. Pepper, Inc.	364,600	12,476,612
PepsiCo, Inc.	58,450	8,763,993
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Pernod Ricard SA (France)	9,398	$928,453
		76,528,509
Biotechnology — 0.6%
AbbVie, Inc.	206,017	43,164,682
Alnylam Pharmaceuticals, Inc.*	49,200	13,284,984
Amgen, Inc.	70,542	21,977,360
Argenx SE (Netherlands)*	7,679	4,531,349
Argenx SE (Netherlands), ADR*	5,213	3,085,392
Biogen, Inc.*	64,100	8,771,444
CSL Ltd.	32,731	5,151,507
Genmab A/S (Denmark)*	16,284	3,172,456
Gilead Sciences, Inc.	77,700	8,706,285
Natera, Inc.*	86,002	12,161,543
Regeneron Pharmaceuticals, Inc.	9,342	5,924,977
United Therapeutics Corp.*	5,300	1,633,831
Vertex Pharmaceuticals, Inc.*	9,236	4,477,797
		136,043,607
Broadline Retail — 0.9%
Alibaba Group Holding Ltd. (China), ADR	29,149	3,854,372
Amazon.com, Inc.*	948,585	180,477,782
Dollarama, Inc. (Canada)	6,047	646,616
Global-e Online Ltd. (Israel)*	32,858	1,171,388
MercadoLibre, Inc. (Brazil)*	3,404	6,640,761
Next PLC (United Kingdom)	16,696	2,405,481
Pan Pacific International Holdings Corp. (Japan)	44,300	1,216,848
Prosus NV (China)*	99,382	4,617,204
Wesfarmers Ltd. (Australia)	59,290	2,687,850
		203,718,302
Building Products — 0.2%
AGC, Inc. (Japan)	27,000	821,954
Armstrong World Industries, Inc.	16,800	2,366,784
Assa Abloy AB (Sweden) (Class B Stock)	50,893	1,527,872
Carrier Global Corp.	63,442	4,022,223
Cie de Saint-Gobain SA (France)	98,560	9,818,237
Daikin Industries Ltd. (Japan)	2,800	303,852
Geberit AG (Switzerland)	4,036	2,528,501
Hayward Holdings, Inc.*	254,900	3,548,208
Johnson Controls International PLC	28,318	2,268,555
Owens Corning	11,500	1,642,430
ROCKWOOL A/S (Denmark) (Class B Stock)	7,818	3,240,625
Trane Technologies PLC	42,681	14,380,083
		46,469,324
Capital Markets — 1.1%
3i Group PLC (United Kingdom)	128,945	6,063,075
Ameriprise Financial, Inc.	17,106	8,281,186
Amundi SA (France), 144A	54,174	4,244,285
Ares Management Corp. (Class A Stock)(a)	24,103	3,533,741
Banco BTG Pactual SA (Brazil), UTS	191,123	1,134,724

A2

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Bank of New York Mellon Corp. (The)	251,131	$21,062,357
Blackrock, Inc.	5,078	4,806,225
Blackstone, Inc.	44,269	6,187,921
Charles Schwab Corp. (The)	101,175	7,919,979
CME Group, Inc.	7,400	1,963,146
Daiwa Securities Group, Inc. (Japan)	118,700	799,237
Deutsche Bank AG (Germany)	253,338	6,038,860
Deutsche Boerse AG (Germany)	11,865	3,500,884
Euronext NV (Netherlands), 144A	23,060	3,346,745
Goldman Sachs Group, Inc. (The)	46,011	25,135,349
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	118,000	5,249,137
Houlihan Lokey, Inc.	23,649	3,819,313
Intercontinental Exchange, Inc.	40,600	7,003,500
Invesco Ltd.	125,000	1,896,250
Janus Henderson Group PLC	267,800	9,680,970
London Stock Exchange Group PLC (United Kingdom)	30,499	4,529,933
Macquarie Group Ltd. (Australia)	15,149	1,885,242
Morgan Stanley	262,059	30,574,424
MSCI, Inc.	25,500	14,420,250
Nasdaq, Inc.	72,600	5,507,436
Nomura Holdings, Inc. (Japan)	856,700	5,278,920
Partners Group Holding AG (Switzerland)	830	1,181,258
Raymond James Financial, Inc.	40,600	5,639,746
S&P Global, Inc.	45,900	23,321,790
Singapore Exchange Ltd. (Singapore)	272,200	2,694,790
State Street Corp.	53,900	4,825,667
Stifel Financial Corp.	59,900	5,646,174
TMX Group Ltd. (Canada)	54,159	1,977,356
UBS Group AG (Switzerland)	516,664	15,869,127
XP, Inc. (Brazil) (Class A Stock)	89,710	1,233,512
		256,252,509
Chemicals — 0.4%
Air Liquide SA (France)	41,318	7,848,157
Air Products & Chemicals, Inc.	22,728	6,702,942
Asahi Kasei Corp. (Japan)	142,500	999,019
BASF SE (Germany)	15,133	758,600
DSM-Firmenich AG (Switzerland)	12,797	1,266,879
DuPont de Nemours, Inc.	188,758	14,096,447
Ecolab, Inc.	45,100	11,433,752
Evonik Industries AG (Germany)	38,961	844,635
FMC Corp.(a)	135,600	5,720,964
Givaudan SA (Switzerland)	856	3,683,020
LANXESS AG (Germany)	52,532	1,597,970
Linde PLC	36,224	16,867,343
Mitsubishi Chemical Group Corp. (Japan)	285,200	1,409,311
Nippon Paint Holdings Co. Ltd. (Japan)	86,100	646,573
Nippon Sanso Holdings Corp. (Japan)	33,600	1,019,242
Nitto Denko Corp. (Japan)	154,000	2,848,471
Orica Ltd. (Australia)	177,414	1,896,231
Sherwin-Williams Co. (The)	7,800	2,723,682
Shin-Etsu Chemical Co. Ltd. (Japan)	86,800	2,476,853
Sika AG (Switzerland)	6,658	1,621,784
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Solvay SA (Belgium)	20,408	$725,948
		87,187,823
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	205,901	2,601,194
Copart, Inc.*	41,800	2,365,462
Dai Nippon Printing Co. Ltd. (Japan)	200,400	2,853,184
Republic Services, Inc.	18,862	4,567,622
Securitas AB (Sweden) (Class B Stock)	53,057	750,808
Veralto Corp.	125,200	12,200,740
		25,339,010
Communications Equipment — 0.3%
Arista Networks, Inc.*	191,240	14,817,275
Cisco Systems, Inc.	575,301	35,501,825
Nokia OYJ (Finland)	890,428	4,689,703
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	226,806	1,764,722
		56,773,525
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	69,764	3,992,824
Bouygues SA (France)	15,064	593,829
Comfort Systems USA, Inc.	9,925	3,199,125
Eiffage SA (France)	18,144	2,112,485
Ferrovial SE	63,761	2,851,885
MasTec, Inc.*	90,600	10,573,926
Obayashi Corp. (Japan)	121,900	1,626,188
Skanska AB (Sweden) (Class B Stock)	45,551	1,005,358
Taisei Corp. (Japan)	7,100	316,032
Vinci SA (France)	61,921	7,805,771
		34,077,423
Construction Materials — 0.2%
CRH PLC (XLON)	62,141	5,446,203
CRH PLC (NYSE)	164,000	14,427,080
Heidelberg Materials AG (Germany)	30,049	5,179,775
Holcim AG*	62,215	6,695,156
Vulcan Materials Co.	36,083	8,418,164
		40,166,378
Consumer Finance — 0.2%
Ally Financial, Inc.	33,366	1,216,858
American Express Co.	111,264	29,935,579
Capital One Financial Corp.	32,388	5,807,169
Synchrony Financial	207,263	10,972,503
		47,932,109
Consumer Staples Distribution & Retail — 0.6%
BJ’s Wholesale Club Holdings, Inc.*	13,071	1,491,401
Carrefour SA (France)	184,076	2,632,638
Coles Group Ltd. (Australia)	288,155	3,527,236
Costco Wholesale Corp.	29,242	27,656,499
Dollar Tree, Inc.*	159,600	11,981,172
Endeavour Group Ltd. (Australia)	530,244	1,282,352
J Sainsbury PLC (United Kingdom)	237,091	722,673

A3

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Kesko OYJ (Finland) (Class B Stock)	108,289	$2,213,475
Koninklijke Ahold Delhaize NV (Netherlands)	155,692	5,815,884
Marks & Spencer Group PLC (United Kingdom)	554,530	2,560,184
MatsukiyoCocokara & Co. (Japan)	160,400	2,509,297
Seven & i Holdings Co. Ltd. (Japan)	192,000	2,780,334
Sysco Corp.	46,600	3,496,864
Target Corp.	123,700	12,909,332
Tesco PLC (United Kingdom)	1,893,548	8,146,585
US Foods Holding Corp.*	139,300	9,118,578
Walmart, Inc.	509,414	44,721,455
Woolworths Group Ltd. (Australia)	41,667	773,646
		144,339,605
Containers & Packaging — 0.1%
Avery Dennison Corp.	38,300	6,816,251
Crown Holdings, Inc.	70,433	6,286,849
Packaging Corp. of America	5,495	1,088,120
		14,191,220
Diversified Consumer Services — 0.0%
ADT, Inc.	180,000	1,465,200
Pearson PLC (United Kingdom)	37,451	592,455
Service Corp. International	15,983	1,281,836
		3,339,491
Diversified REITs — 0.0%
Covivio SA (France)	16,457	921,209
GPT Group (The) (Australia)	896,794	2,459,731
Mirvac Group (Australia)	1,501,953	1,977,928
Stockland (Australia)	549,422	1,695,273
		7,054,141
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	458,819	12,975,400
BT Group PLC (United Kingdom)	311,631	668,436
Deutsche Telekom AG (Germany)	527,124	19,461,411
GCI Liberty, Inc. (Class A Stock)*^	51,000	5
Koninklijke KPN NV (Netherlands)	978,398	4,144,161
Nippon Telegraph & Telephone Corp. (Japan)	5,504,500	5,319,944
Orange SA (France)	430,257	5,573,613
Proximus SADP (Belgium)	124,400	919,194
Telenor ASA (Norway)	76,856	1,098,194
Telia Co. AB (Sweden)	438,902	1,582,613
Telstra Group Ltd. (Australia)	433,449	1,145,079
Verizon Communications, Inc.	491,644	22,300,972
		75,189,022
Electric Utilities — 0.5%
American Electric Power Co., Inc.	110,200	12,041,554
Chubu Electric Power Co., Inc. (Japan)	152,800	1,656,692
Constellation Energy Corp.	64,800	13,065,624
Contact Energy Ltd. (New Zealand)	168,792	878,892
Enel SpA (Italy)	1,210,247	9,817,898
Entergy Corp.	35,471	3,032,416
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Fortum OYJ (Finland)(a)	117,672	$1,926,938
Iberdrola SA (Spain)	492,258	7,949,024
Kansai Electric Power Co., Inc. (The) (Japan)	208,200	2,470,924
Mercury NZ Ltd. (New Zealand)	180,815	576,709
NextEra Energy, Inc.	197,831	14,024,240
NRG Energy, Inc.	135,200	12,906,192
OGE Energy Corp.	45,200	2,077,392
PG&E Corp.	1,042,643	17,912,607
Southern Co. (The)	68,133	6,264,829
SSE PLC (United Kingdom)	155,501	3,203,068
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	1,004,000	2,890,215
Xcel Energy, Inc.	45,742	3,238,076
		115,933,290
Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	156,651	8,082,872
Acuity, Inc.	38,700	10,191,645
AMETEK, Inc.	6,532	1,124,418
Eaton Corp. PLC	71,399	19,408,390
Emerson Electric Co.	106,800	11,709,552
Fuji Electric Co. Ltd. (Japan)	21,755	930,021
Fujikura Ltd. (Japan)	89,100	3,299,809
Generac Holdings, Inc.*	17,538	2,221,188
Legrand SA (France)	28,796	3,049,600
Mitsubishi Electric Corp. (Japan)	89,700	1,654,273
Rockwell Automation, Inc.	10,400	2,687,152
Schneider Electric SE	75,634	17,459,761
Sensata Technologies Holding PLC(a)	44,900	1,089,723
Siemens Energy AG (Germany)*	87,930	5,212,668
Vertiv Holdings Co. (Class A Stock)	34,400	2,483,680
		90,604,752
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	162,258	7,428,171
Halma PLC (United Kingdom)	82,905	2,781,596
Hexagon AB (Sweden) (Class B Stock)	134,775	1,440,713
Keyence Corp. (Japan)	26,406	10,383,108
Murata Manufacturing Co. Ltd. (Japan)	19,800	305,414
TDK Corp. (Japan)	112,100	1,174,706
Vontier Corp.	57,500	1,888,875
Yokogawa Electric Corp. (Japan)	28,900	564,012
Zebra Technologies Corp. (Class A Stock)*	27,100	7,657,376
		33,623,971
Energy Equipment & Services — 0.1%
Baker Hughes Co.	295,958	13,007,354
Schlumberger NV	317,200	13,258,960
TechnipFMC PLC (United Kingdom)	60,313	1,911,319
		28,177,633
Entertainment — 0.5%
CTS Eventim AG & Co. KGaA (Germany)	20,259	2,032,430
Konami Group Corp. (Japan)	26,600	3,140,990

A4

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
Live Nation Entertainment, Inc.*(a)	50,800	$6,633,464
Netflix, Inc.*	46,899	43,734,725
Nintendo Co. Ltd. (Japan)	93,100	6,328,724
Sea Ltd. (Singapore), ADR*	74,360	9,703,236
Spotify Technology SA*	32,612	17,937,578
Tencent Music Entertainment Group (China), ADR	53,900	776,699
Universal Music Group NV (Netherlands)(a)	16,913	467,019
Walt Disney Co. (The)	286,406	28,268,272
		119,023,137
Financial Services — 0.9%
Adyen NV (Netherlands), 144A*	3,397	5,206,909
Berkshire Hathaway, Inc. (Class B Stock)*	122,801	65,401,357
Block, Inc.*	66,100	3,591,213
Eurazeo SE (France)	22,957	1,700,125
EXOR NV (Netherlands)	16,401	1,489,427
Fidelity National Information Services, Inc.	132,400	9,887,632
Industrivarden AB (Sweden) (Class A Stock)	8,008	294,230
Industrivarden AB (Sweden) (Class C Stock)(a)	35,037	1,287,159
Investor AB (Sweden) (Class B Stock)	183,287	5,466,370
M&G PLC (United Kingdom)	163,513	421,201
Mastercard, Inc. (Class A Stock)	105,417	57,781,166
ORIX Corp. (Japan)	223,200	4,660,172
PayPal Holdings, Inc.*	207,200	13,519,800
Toast, Inc. (Class A Stock)*	78,335	2,598,372
Visa, Inc. (Class A Stock)	120,424	42,203,795
		215,508,928
Food Products — 0.3%
Associated British Foods PLC (United Kingdom)	124,028	3,074,826
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	23	310,947
Conagra Brands, Inc.	431,400	11,505,438
Danone SA (France)	50,364	3,852,105
General Mills, Inc.(a)	60,600	3,623,274
Hershey Co. (The)	9,344	1,598,104
Hormel Foods Corp.	39,000	1,206,660
Ingredion, Inc.	75,500	10,208,355
JDE Peet’s NV (Netherlands)	91,643	2,003,639
Mondelez International, Inc. (Class A Stock)(a)	118,651	8,050,470
Nestle SA	239,177	24,170,421
WH Group Ltd. (Hong Kong), 144A	4,416,500	4,055,249
Wilmar International Ltd. (China)	775,700	1,923,460
Yamazaki Baking Co. Ltd. (Japan)	139,400	2,673,452
		78,256,400
Gas Utilities — 0.0%
National Fuel Gas Co.	26,000	2,058,940
Osaka Gas Co. Ltd. (Japan)	54,600	1,235,452
	Shares	Value

Common Stocks (continued)
Gas Utilities (cont’d.)
Snam SpA (Italy)	135,894	$705,365
		3,999,757
Ground Transportation — 0.3%
Canadian National Railway Co. (Canada)	22,599	2,202,499
Central Japan Railway Co. (Japan)	97,600	1,861,637
CSX Corp.	442,873	13,033,752
East Japan Railway Co. (Japan)	16,500	325,225
Lyft, Inc. (Class A Stock)*	162,400	1,927,688
Norfolk Southern Corp.(a)	25,060	5,935,461
Ryder System, Inc.	22,400	3,221,344
Tokyo Metro Co. Ltd. (Japan)	151,791	1,844,580
Uber Technologies, Inc.*	88,465	6,445,560
Union Pacific Corp.	134,243	31,713,566
West Japan Railway Co. (Japan)	96,460	1,881,690
		70,393,002
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	195,545	25,939,044
Alcon AG	10,656	1,011,095
Becton, Dickinson & Co.	31,626	7,244,252
Boston Scientific Corp.*	135,036	13,622,432
Demant A/S (Denmark)*	22,957	771,494
DENTSPLY SIRONA, Inc.	78,400	1,171,296
Dexcom, Inc.*	130,400	8,905,016
Edwards Lifesciences Corp.*	105,028	7,612,429
EssilorLuxottica SA (France)	29,982	8,639,871
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	179,146	3,418,893
GE HealthCare Technologies, Inc.	79,884	6,447,438
Hoya Corp. (Japan)	61,800	6,974,655
Insulet Corp.*	6,679	1,753,972
Intuitive Surgical, Inc.*	22,000	10,895,940
Medtronic PLC	283,051	25,434,963
Olympus Corp. (Japan)	88,800	1,162,457
Siemens Healthineers AG (Germany), 144A	18,544	1,000,455
STERIS PLC	22,200	5,031,630
Stryker Corp.	51,928	19,330,198
Sysmex Corp. (Japan)	47,700	910,594
Terumo Corp. (Japan)	109,000	2,050,948
		159,329,072
Health Care Providers & Services — 0.6%
Cencora, Inc.	7,905	2,198,302
Centene Corp.*	224,300	13,617,253
Cigna Group (The)	33,910	11,156,390
CVS Health Corp.	101,662	6,887,601
Elevance Health, Inc.	6,800	2,957,728
Encompass Health Corp.	21,886	2,216,614
Fresenius Medical Care AG (Germany)	82,227	4,091,615
Humana, Inc.	15,000	3,969,000
Labcorp Holdings, Inc.	11,400	2,653,236
McKesson Corp.	7,700	5,182,023
Quest Diagnostics, Inc.	11,652	1,971,518
Sonic Healthcare Ltd. (Australia)	163,972	2,662,393

A5

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Tenet Healthcare Corp.*	86,800	$11,674,600
UnitedHealth Group, Inc.	119,041	62,347,724
		133,585,997
Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc.	10,704	990,227
Healthpeak Properties, Inc.	81,300	1,643,886
Ventas, Inc.(a)	114,612	7,880,721
		10,514,834
Health Care Technology — 0.1%
Pro Medicus Ltd. (Australia)	11,915	1,508,147
Veeva Systems, Inc. (Class A Stock)*	43,700	10,122,231
		11,630,378
Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	9,618	438,632
Amadeus IT Group SA (Spain)	38,794	2,970,961
Aristocrat Leisure Ltd. (Australia)	96,264	3,893,217
Booking Holdings, Inc.	4,500	20,731,095
Cava Group, Inc.*	50,800	4,389,628
Chipotle Mexican Grill, Inc.*	242,679	12,184,913
Compass Group PLC (United Kingdom)	397,255	13,139,727
Darden Restaurants, Inc.	73,400	15,249,584
Entain PLC (United Kingdom)	46,980	354,954
Expedia Group, Inc.	69,200	11,632,520
Galaxy Entertainment Group Ltd. (Macau)	405,000	1,582,735
Indian Hotels Co. Ltd. (The) (India)	75,991	696,336
InterContinental Hotels Group PLC (United Kingdom)	18,674	2,010,634
Lottery Corp. Ltd. (The) (Australia)	99,604	298,016
MakeMyTrip Ltd. (India)*	22,093	2,164,893
Marriott International, Inc. (Class A Stock)	20,302	4,835,936
Marriott Vacations Worldwide Corp.	21,600	1,387,584
McDonald’s Corp.	76,191	23,799,783
Meituan (China) (Class B Stock), 144A*	113,835	2,290,641
Oriental Land Co. Ltd. (Japan)	58,900	1,161,551
Royal Caribbean Cruises Ltd.(a)	30,900	6,348,096
Sands China Ltd. (Macau)*	343,600	689,291
Sodexo SA (France)	12,870	826,630
Starbucks Corp.	104,600	10,260,214
Texas Roadhouse, Inc.	13,648	2,274,166
Yum! Brands, Inc.	86,865	13,669,076
Zensho Holdings Co. Ltd. (Japan)	21,400	1,153,982
Zomato Ltd. (India)*	690,483	1,622,007
		162,056,802
Household Durables — 0.2%
Cairn Homes PLC (Ireland)	1,114,512	2,301,783
Garmin Ltd.(a)	25,300	5,493,389
Panasonic Holdings Corp. (Japan)	162,000	1,932,579
PulteGroup, Inc.	19,100	1,963,480
SharkNinja, Inc.*	13,242	1,104,515
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Sony Group Corp. (Japan)	799,500	$20,229,754
Toll Brothers, Inc.	11,119	1,174,055
		34,199,555
Household Products — 0.3%
Colgate-Palmolive Co.	174,611	16,361,051
Essity AB (Sweden) (Class B Stock)(a)	148,632	4,222,818
Henkel AG & Co. KGaA (Germany)	7,017	505,546
Kimberly-Clark Corp.	48,100	6,840,782
Procter & Gamble Co. (The)	153,485	26,156,913
Reckitt Benckiser Group PLC (United Kingdom)	90,577	6,124,865
		60,211,975
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	152,500	1,894,049
Meridian Energy Ltd. (New Zealand)	406,845	1,293,523
RWE AG (Germany)	67,477	2,409,234
Vistra Corp.	19,104	2,243,574
		7,840,380
Industrial Conglomerates — 0.3%
3M Co.	172,462	25,327,769
Hitachi Ltd. (Japan)	473,600	11,119,846
Honeywell International, Inc.	40,005	8,471,059
Lifco AB (Sweden) (Class B Stock)	9,658	342,606
Siemens AG (Germany)	116,059	26,803,397
Smiths Group PLC (United Kingdom)	121,224	3,041,873
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	142,500	1,257,689
		76,364,239
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	56,000	1,201,760
Goodman Group (Australia)	46,094	827,232
Prologis, Inc.	244,730	27,358,367
		29,387,359
Insurance — 1.2%
Admiral Group PLC (United Kingdom)	60,033	2,216,425
AIA Group Ltd. (Hong Kong)	1,258,000	9,522,901
Allianz SE (Germany)	38,539	14,749,256
Allstate Corp. (The)	60,600	12,548,442
Arthur J. Gallagher & Co.	44,393	15,326,239
ASR Nederland NV (Netherlands)	80,718	4,640,287
Aviva PLC (United Kingdom)	58,569	422,113
AXA SA (France)	366,784	15,671,130
Axis Capital Holdings Ltd.	19,697	1,974,427
Chubb Ltd.	45,761	13,819,364
Dai-ichi Life Holdings, Inc. (Japan)	314,400	2,400,610
Fairfax Financial Holdings Ltd. (Canada)	1,500	2,167,930
Fidelity National Financial, Inc.	135,500	8,818,340
Hannover Rueck SE (Germany)	8,567	2,553,461
Insurance Australia Group Ltd. (Australia)	688,367	3,348,592
Japan Post Holdings Co. Ltd. (Japan)	195,000	1,955,347

A6

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Kemper Corp.	21,200	$1,417,220
Markel Group, Inc.*	1,911	3,572,825
Marsh & McLennan Cos., Inc.	95,768	23,370,265
Medibank Private Ltd. (Australia)	487,811	1,363,355
MetLife, Inc.	288,302	23,147,768
MS&AD Insurance Group Holdings, Inc. (Japan)	170,100	3,699,308
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	20,062	12,673,586
NN Group NV (Netherlands)	51,079	2,842,331
Phoenix Group Holdings PLC (United Kingdom)	164,774	1,223,159
Poste Italiane SpA (Italy), 144A	80,531	1,436,699
Progressive Corp. (The)	113,840	32,217,858
Prudential PLC (Hong Kong)	360,563	3,890,845
QBE Insurance Group Ltd. (Australia)	750,613	10,371,341
RenaissanceRe Holdings Ltd. (Bermuda)	5,297	1,271,280
Sompo Holdings, Inc. (Japan)	33,600	1,023,160
Suncorp Group Ltd. (Australia)	180,630	2,187,732
Swiss Life Holding AG (Switzerland)	1,763	1,608,402
Swiss Re AG	22,641	3,853,020
T&D Holdings, Inc. (Japan)	131,500	2,814,499
Talanx AG (Germany)	27,171	2,857,745
Tokio Marine Holdings, Inc. (Japan)	198,600	7,726,103
Travelers Cos., Inc. (The)	67,154	17,759,547
Unipol Assicurazioni SpA (Italy)	87,807	1,405,608
Unum Group	19,500	1,588,470
Zurich Insurance Group AG (Switzerland)	12,079	8,431,240
		285,888,230
Interactive Media & Services — 1.3%
Alphabet, Inc. (Class A Stock)	656,907	101,584,098
Alphabet, Inc. (Class C Stock)	381,842	59,655,176
Diamond Sports Group, LLC*	26,776	485,328
LY Corp. (Japan)	194,600	658,946
Meta Platforms, Inc. (Class A Stock)	230,593	132,904,582
REA Group Ltd. (Australia)	17,184	2,384,186
Scout24 SE (Germany), 144A	28,661	3,001,452
Tencent Holdings Ltd. (China)	43,218	2,761,455
		303,435,223
IT Services — 0.3%
Accenture PLC (Ireland) (Class A Stock)	33,817	10,552,257
Akamai Technologies, Inc.*	42,900	3,453,450
Capgemini SE (France)	4,020	604,037
Cognizant Technology Solutions Corp. (Class A Stock)	185,600	14,198,400
Fujitsu Ltd. (Japan)	98,500	1,960,238
International Business Machines Corp.(a)	68,578	17,052,605
Kyndryl Holdings, Inc.*	59,700	1,874,580
NEC Corp. (Japan)	49,500	1,054,386
NEXTDC Ltd. (Australia)*	132,624	949,916
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
Nomura Research Institute Ltd. (Japan)	16,200	$527,348
NTT Data Group Corp. (Japan)	44,200	800,686
Obic Co. Ltd. (Japan)	30,800	888,057
Otsuka Corp. (Japan)	37,800	818,424
SCSK Corp. (Japan)	32,400	801,177
Shopify, Inc. (Canada) (Class A Stock)*	49,254	4,702,772
Snowflake, Inc. (Class A Stock)*	87,700	12,818,232
TIS, Inc. (Japan)	42,900	1,187,168
Wix.com Ltd. (Israel)*	11,100	1,813,518
		76,057,251
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	100,600	3,374,876
Hasbro, Inc.	18,995	1,168,003
		4,542,879
Life Sciences Tools & Services — 0.2%
Danaher Corp.	93,982	19,266,310
Illumina, Inc.*	13,500	1,071,090
Lonza Group AG (Switzerland)	4,399	2,717,570
Thermo Fisher Scientific, Inc.	50,307	25,032,763
		48,087,733
Machinery — 0.7%
Alfa Laval AB (Sweden)	83,990	3,601,082
Allison Transmission Holdings, Inc.	136,900	13,097,223
Alstom SA (France)*	85,489	1,893,640
Atlas Copco AB (Sweden) (Class A Stock)	296,581	4,737,417
Atlas Copco AB (Sweden) (Class B Stock)	140,046	1,969,344
Caterpillar, Inc.	16,827	5,549,545
Cummins, Inc.	39,800	12,474,912
Daifuku Co. Ltd. (Japan)	118,300	2,907,993
Deere & Co.	31,191	14,639,496
Donaldson Co., Inc.	33,700	2,259,922
Dover Corp.	50,845	8,932,450
Epiroc AB (Sweden) (Class B Stock)	26,092	459,566
FANUC Corp. (Japan)	82,800	2,255,949
Flowserve Corp.	138,500	6,764,340
Fortive Corp.	19,258	1,409,300
Gates Industrial Corp. PLC*	84,200	1,550,122
GEA Group AG (Germany)	42,459	2,581,037
ITT, Inc.	39,200	5,063,072
Knorr-Bremse AG (Germany)	18,542	1,687,413
Komatsu Ltd. (Japan)	50,100	1,467,085
Kone OYJ (Finland) (Class B Stock)	22,930	1,265,178
Makita Corp. (Japan)	96,700	3,204,008
MINEBEA MITSUMI, Inc. (Japan)	140,200	2,049,234
Mitsubishi Heavy Industries Ltd. (Japan)	436,600	7,497,992
Oshkosh Corp.	39,200	3,687,936
Parker-Hannifin Corp.	23,460	14,260,161
Pentair PLC	91,800	8,030,664
Rational AG (Germany)	3,122	2,601,113
Sandvik AB (Sweden)	135,544	2,850,693
Schindler Holding AG (Switzerland)	1,520	460,640

A7

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland) (Part. Cert.)	6,938	$2,174,450
Toro Co. (The)	26,700	1,942,425
Trelleborg AB (Sweden) (Class B Stock)	25,012	930,237
Volvo AB (Sweden) (Class B Stock)(a)	99,872	2,930,081
Wartsila OYJ Abp (Finland)	206,505	3,684,764
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,276,700	3,995,672
		156,866,156
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	190	325,472
AP Moller - Maersk A/S (Denmark) (Class B Stock)(a)	1,308	2,276,481
Kawasaki Kisen Kaisha Ltd. (Japan)(a)	240,100	3,263,536
Kirby Corp.*	19,755	1,995,453
Nippon Yusen KK (Japan)	10,800	356,919
SITC International Holdings Co. Ltd. (China)	1,036,000	2,815,850
		11,033,711
Media — 0.1%
Charter Communications, Inc. (Class A Stock)*(a)	3,600	1,326,708
Comcast Corp. (Class A Stock)	591,008	21,808,195
Informa PLC (United Kingdom)	147,735	1,481,325
Publicis Groupe SA (France)	46,162	4,355,323
		28,971,551
Metals & Mining — 0.3%
Agnico Eagle Mines Ltd. (Canada)(a)	17,850	1,935,119
Anglo American PLC (South Africa)	47,614	1,334,543
ArcelorMittal SA (Luxembourg)	47,681	1,377,341
ATI, Inc.*	31,200	1,623,336
BHP Group Ltd. (Australia)	503,870	12,225,469
BlueScope Steel Ltd. (Australia)	191,835	2,569,427
Boliden AB (Sweden)	119,765	3,929,806
First Quantum Minerals Ltd. (Zambia)*	132,066	1,775,808
Fortescue Ltd. (Australia)	380,884	3,686,587
Freeport-McMoRan, Inc.	237,900	9,006,894
Glencore PLC (Australia)*	1,323,623	4,844,635
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	192,895	1,638,009
Lundin Mining Corp. (Chile)	220,081	1,783,221
Nippon Steel Corp. (Japan)	140,300	3,002,570
Northern Star Resources Ltd. (Australia)	406,852	4,697,178
Rio Tinto Ltd. (Australia)(a)	33,823	2,454,192
Rio Tinto PLC (Australia)	120,461	7,228,890
South32 Ltd. (Australia)	299,156	602,662
		65,715,687
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp.	151,200	1,731,240
	Shares	Value

Common Stocks (continued)
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	79,973	$2,897,422
Centrica PLC (United Kingdom)	2,076,281	4,020,203
CMS Energy Corp.	142,803	10,725,933
Dominion Energy, Inc.(a)	71,132	3,988,371
DTE Energy Co.	65,900	9,111,993
E.ON SE (Germany)	660,592	9,971,470
Engie SA (France)	342,660	6,677,014
National Grid PLC (United Kingdom)	386,844	5,046,082
NiSource, Inc.	517,524	20,747,537
Public Service Enterprise Group, Inc.	72,013	5,926,670
Sembcorp Industries Ltd. (Singapore)	337,100	1,577,599
Sempra	26,100	1,862,496
Veolia Environnement SA (France)	140,923	4,846,599
		87,399,389
Office REITs — 0.0%
Dexus (Australia)	88,090	391,727
Nippon Building Fund, Inc. (Japan)	1,974	1,676,696
		2,068,423
Oil, Gas & Consumable Fuels — 1.3%
ARC Resources Ltd. (Canada)	98,276	1,975,696
BP PLC	712,246	3,996,736
Cameco Corp. (Canada)	14,565	599,495
Cenovus Energy, Inc. (Canada)	325,700	4,526,597
Cheniere Energy, Inc.	70,794	16,381,732
Chevron Corp.(a)	285,952	47,836,910
ConocoPhillips	268,995	28,249,855
Devon Energy Corp.	129,000	4,824,600
ENEOS Holdings, Inc. (Japan)	720,800	3,801,507
Eni SpA (Italy)	114,940	1,777,723
EOG Resources, Inc.	54,047	6,930,987
Equinor ASA (Norway)	134,682	3,556,783
Exxon Mobil Corp.	420,163	49,969,986
Idemitsu Kosan Co. Ltd. (Japan)	315,000	2,228,088
Inpex Corp. (Japan)	300,200	4,164,013
LUKOIL PJSC (Russia)^	9,456	—
Occidental Petroleum Corp.	145,600	7,186,816
OMV AG (Austria)	32,982	1,698,455
Ovintiv, Inc.	28,500	1,219,800
Phillips 66	42,600	5,260,248
Repsol SA (Spain)	117,538	1,560,614
Shell PLC	969,611	35,294,158
Shell PLC, ADR	143,456	10,512,456
TotalEnergies SE (France)	263,682	16,989,818
Valero Energy Corp.	99,100	13,088,137
Williams Cos., Inc. (The)	276,185	16,504,816
		290,136,026
Passenger Airlines — 0.1%
American Airlines Group, Inc.*(a)	243,600	2,569,980
ANA Holdings, Inc. (Japan)	40,000	738,350
Qantas Airways Ltd. (Australia)	1,248,310	7,116,791
Singapore Airlines Ltd. (Singapore)	107,100	539,514
United Airlines Holdings, Inc.*	158,100	10,916,805
		21,881,440

A8

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Personal Care Products — 0.2%
L’Oreal SA (France)	21,496	$7,989,912
Unilever PLC (United Kingdom) (XLON)	224,689	13,406,536
Unilever PLC (United Kingdom) (XAMS)	66,241	3,946,767
Unilever PLC (United Kingdom), ADR	223,051	13,282,687
		38,625,902
Pharmaceuticals — 1.5%
Astellas Pharma, Inc. (Japan)	224,000	2,180,529
AstraZeneca PLC (United Kingdom)	172,287	25,299,457
AstraZeneca PLC (United Kingdom), ADR	134,792	9,907,212
Bristol-Myers Squibb Co.	296,309	18,071,886
Chugai Pharmaceutical Co. Ltd. (Japan)	51,800	2,373,039
Daiichi Sankyo Co. Ltd. (Japan)	90,800	2,162,301
Elanco Animal Health, Inc.*	949,300	9,967,650
Eli Lilly & Co.	84,475	69,768,747
Galderma Group AG (Switzerland)*	21,469	2,270,662
GSK PLC	478,000	9,134,679
Haleon PLC	594,096	3,000,308
Hikma Pharmaceuticals PLC (Jordan)	110,624	2,794,593
Ipsen SA (France)	22,759	2,621,396
Johnson & Johnson	139,101	23,068,510
Merck & Co., Inc.	314,136	28,196,847
Merck KGaA (Germany)	6,800	935,748
Novartis AG	203,339	22,584,822
Novo Nordisk A/S (Denmark) (Class B Stock)	330,042	22,567,723
Ono Pharmaceutical Co. Ltd. (Japan)(a)	46,500	500,277
Orion OYJ (Finland) (Class B Stock)	64,400	3,825,164
Otsuka Holdings Co. Ltd. (Japan)	62,000	3,230,820
Pfizer, Inc.	424,819	10,764,914
Recordati Industria Chimica e Farmaceutica SpA (Italy)	9,150	518,511
Roche Holding AG	72,044	23,711,671
Roche Holding AG, ADR	25,554	1,051,547
Sanofi SA	180,825	20,021,286
Sanofi SA, ADR	55,118	3,056,844
Shionogi & Co. Ltd. (Japan)	234,300	3,536,692
Takeda Pharmaceutical Co. Ltd. (Japan)	164,900	4,887,435
UCB SA (Belgium)	18,478	3,253,325
		335,264,595
Professional Services — 0.3%
Automatic Data Processing, Inc.	63,176	19,302,163
Bureau Veritas SA (France)	33,792	1,025,253
Computershare Ltd. (Australia)	178,612	4,402,614
Dun & Bradstreet Holdings, Inc.	754,600	6,746,124
Experian PLC	29,187	1,352,389
Intertek Group PLC (United Kingdom)	24,281	1,578,856
ManpowerGroup, Inc.	51,200	2,963,456
Recruit Holdings Co. Ltd. (Japan)	151,400	7,844,227
RELX PLC (United Kingdom)	117,975	5,925,966
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Science Applications International Corp.	39,600	$4,445,892
SGS SA (Switzerland)	9,126	909,303
Wolters Kluwer NV (Netherlands)	30,740	4,786,104
		61,282,347
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	32,758	4,284,091
Daito Trust Construction Co. Ltd. (Japan)	31,700	3,243,678
Daiwa House Industry Co. Ltd. (Japan)	69,000	2,282,144
Henderson Land Development Co. Ltd. (Hong Kong)	123,000	353,784
Hongkong Land Holdings Ltd. (Hong Kong)	288,800	1,244,842
Jones Lang LaSalle, Inc.*	46,500	11,527,815
KE Holdings, Inc. (China), ADR(a)	97,126	1,951,261
LEG Immobilien SE (Germany)	26,037	1,840,442
Mitsubishi Estate Co. Ltd. (Japan)	31,500	514,897
Mitsui Fudosan Co. Ltd. (Japan)	248,700	2,227,127
Sumitomo Realty & Development Co. Ltd. (Japan)	72,300	2,716,565
Swiss Prime Site AG (Switzerland)	8,930	1,095,874
Vonovia SE (Germany)	69,597	1,872,878
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	194,000	471,057
Zillow Group, Inc. (Class C Stock)*	23,900	1,638,584
		37,265,039
Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	128,500	4,858,585
AvalonBay Communities, Inc.	14,526	3,117,570
Camden Property Trust	31,212	3,817,228
		11,793,383
Retail REITs — 0.1%
Kimco Realty Corp.	203,400	4,320,216
Klepierre SA (France)	111,767	3,741,035
Realty Income Corp.	33,800	1,960,738
Scentre Group (Australia)	1,332,342	2,818,962
Simon Property Group, Inc.	6,900	1,145,952
Vicinity Ltd. (Australia)	2,483,477	3,438,851
		17,425,754
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.*	105,800	10,869,892
Advantest Corp. (Japan)	131,500	5,861,809
Analog Devices, Inc.	109,757	22,134,694
Applied Materials, Inc.	58,700	8,518,544
ASE Technology Holding Co. Ltd. (Taiwan), ADR	101,152	886,092
ASM International NV (Netherlands)	5,832	2,657,603
ASML Holding NV (Netherlands) (XAMS)	37,181	24,605,410
ASML Holding NV (Netherlands) (XNGS)	4,410	2,922,198

A9

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Broadcom, Inc.	512,827	$85,862,625
Disco Corp. (Japan)	4,700	959,842
Infineon Technologies AG (Germany)	155,084	5,169,710
Kokusai Electric Corp. (Japan)(a)	42,100	696,806
Lam Research Corp.	166,012	12,069,072
Lasertec Corp. (Japan)	31,800	2,733,223
Marvell Technology, Inc.	117,548	7,237,430
MediaTek, Inc. (Taiwan)	35,378	1,524,808
Micron Technology, Inc.(a)	27,454	2,385,478
Nova Ltd. (Israel)*	6,018	1,117,289
NVIDIA Corp.	2,251,320	243,998,062
NXP Semiconductors NV (China)	61,701	11,726,892
QUALCOMM, Inc.	154,908	23,795,418
Renesas Electronics Corp. (Japan)	81,900	1,098,496
SCREEN Holdings Co. Ltd. (Japan)	38,200	2,492,224
STMicroelectronics NV (Singapore)	59,780	1,310,829
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	91,405	15,173,230
Teradyne, Inc.	40,200	3,320,520
Texas Instruments, Inc.	40,496	7,277,131
Tokyo Electron Ltd. (Japan)	42,600	5,841,849
		514,247,176
Software — 2.2%
Adobe, Inc.*	8,998	3,451,003
AppLovin Corp. (Class A Stock)*	5,773	1,529,672
Atlassian Corp. (Class A Stock)*	34,400	7,300,024
Autodesk, Inc.*	54,500	14,268,100
CyberArk Software Ltd.*	15,228	5,147,064
Dassault Systemes SE (France)	50,412	1,919,323
DocuSign, Inc.*	14,722	1,198,371
Dolby Laboratories, Inc. (Class A Stock)	21,600	1,734,696
Dynatrace, Inc.*	91,900	4,333,085
Five9, Inc.*	111,200	3,019,080
Fortinet, Inc.*	127,800	12,302,028
Gen Digital, Inc.	114,800	3,046,792
HubSpot, Inc.*	12,400	7,083,996
Intuit, Inc.	46,536	28,572,638
Microsoft Corp.	755,524	283,616,154
Nice Ltd. (Israel)*	10,249	1,582,035
Oracle Corp.	113,358	15,848,582
Palantir Technologies, Inc. (Class A Stock)*	96,600	8,153,040
Palo Alto Networks, Inc.*(a)	102,500	17,490,600
Roper Technologies, Inc.(a)	2,600	1,532,908
Sage Group PLC (The) (United Kingdom)	164,078	2,576,079
Salesforce, Inc.	117,569	31,550,817
SAP SE (Germany)	117,761	31,554,022
ServiceNow, Inc.*	8,995	7,161,279
Xero Ltd. (New Zealand)*	59,228	5,789,154
Zoom Communications, Inc. (Class A Stock)*	177,400	13,086,798
		514,847,340
	Shares	Value

Common Stocks (continued)
Specialized REITs — 0.2%
American Tower Corp.	30,000	$6,528,000
Crown Castle, Inc.	101,100	10,537,653
Digital Realty Trust, Inc.(a)	11,131	1,594,961
Equinix, Inc.	18,400	15,002,440
Gaming & Leisure Properties, Inc.	86,245	4,389,871
Public Storage	44,298	13,257,948
		51,310,873
Specialty Retail — 0.6%
Avolta AG (Switzerland)	25,151	1,101,728
Bath & Body Works, Inc.	139,700	4,235,704
CarMax, Inc.*	19,000	1,480,480
Carvana Co.*	33,000	6,899,640
Fast Retailing Co. Ltd. (Japan)	21,400	6,370,596
Gap, Inc. (The)	101,400	2,089,854
Home Depot, Inc. (The)	90,737	33,254,203
Industria de Diseno Textil SA (Spain)	153,385	7,637,328
JD Sports Fashion PLC (United Kingdom)	1,311,436	1,159,618
Lowe’s Cos., Inc.	164,660	38,403,652
TJX Cos., Inc. (The)	125,028	15,228,410
Ulta Beauty, Inc.*(a)	14,300	5,241,522
Zalando SE (Germany), 144A*	95,643	3,317,408
ZOZO, Inc. (Japan)	160,800	1,540,111
		127,960,254
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	1,440,788	320,042,238
Canon, Inc. (Japan)	24,800	773,343
Dell Technologies, Inc. (Class C Stock)	13,731	1,251,581
Hewlett Packard Enterprise Co.	725,256	11,190,700
Logitech International SA (Switzerland)	42,020	3,560,574
Ricoh Co. Ltd. (Japan)	116,200	1,229,182
Samsung Electronics Co. Ltd. (South Korea)	115,320	4,571,916
Seagate Technology Holdings PLC	31,732	2,695,633
Seiko Epson Corp. (Japan)	133,000	2,130,733
Xiaomi Corp. (China) (Class B Stock), 144A*	843,442	5,337,073
		352,782,973
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	44,187	10,421,968
Amer Sports, Inc. (Finland)*	96,000	2,566,080
Asics Corp. (Japan)	297,600	6,311,374
Brunello Cucinelli SpA (Italy)	49,435	5,679,209
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	66,478	11,604,794
Deckers Outdoor Corp.*(a)	89,700	10,029,357
Hermes International SCA (France)	5,625	14,800,049
LVMH Moet Hennessy Louis Vuitton SE (France)	21,783	13,489,747
Moncler SpA (Italy)	78,761	4,851,448
NIKE, Inc. (Class B Stock)	42,125	2,674,095
On Holding AG (Switzerland) (Class A Stock)*	57,138	2,509,501
Pandora A/S (Denmark)	41,117	6,301,645

A10

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
PVH Corp.	29,700	$1,919,808
Ralph Lauren Corp.	20,457	4,515,678
		97,674,753
Tobacco — 0.2%
Altria Group, Inc.	328,900	19,740,578
British American Tobacco PLC (United Kingdom)	208,099	8,537,132
Imperial Brands PLC (United Kingdom)	260,315	9,632,143
Japan Tobacco, Inc. (Japan)	76,400	2,099,942
Philip Morris International, Inc.	83,830	13,306,336
		53,316,131
Trading Companies & Distributors — 0.2%
AddTech AB (Sweden) (Class B Stock)	22,147	648,632
AerCap Holdings NV (Ireland)	10,800	1,103,436
Ashtead Group PLC (United Kingdom)	27,870	1,506,841
Core & Main, Inc. (Class A Stock)*	25,076	1,211,421
Ferguson Enterprises, Inc.	13,967	2,216,573
ITOCHU Corp. (Japan)	134,000	6,220,675
Marubeni Corp. (Japan)	74,800	1,199,928
Mitsubishi Corp. (Japan)	524,200	9,254,626
Mitsui & Co. Ltd. (Japan)	128,900	2,430,181
MonotaRO Co. Ltd. (Japan)	82,500	1,541,161
Sumitomo Corp. (Japan)	75,600	1,725,030
Toyota Tsusho Corp. (Japan)	79,800	1,344,459
United Rentals, Inc.	13,300	8,335,110
W.W. Grainger, Inc.	4,900	4,840,367
WESCO International, Inc.	70,909	11,012,168
		54,590,608
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	5,984	1,403,871
Getlink SE (France)	56,595	977,446
Transurban Group (Australia), UTS	151,505	1,276,079
		3,657,396
Water Utilities — 0.0%
American Water Works Co., Inc.	12,500	1,844,000
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	165,200	2,609,443
SoftBank Corp. (Japan)	2,248,200	3,136,183
SoftBank Group Corp. (Japan)	39,800	2,035,767
Tele2 AB (Sweden) (Class B Stock)	85,954	1,158,075
T-Mobile US, Inc.	64,900	17,309,479
Vodafone Group PLC (United Kingdom)	4,574,337	4,298,145
		30,547,092

Total Common Stocks (cost $6,510,026,237)		7,262,451,526
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,636	274,294
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	34,812	$2,769,892
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	10,086	2,351,250

Total Preferred Stocks (cost $5,710,363)		5,395,436
Unaffiliated Exchange-Traded Funds — 12.4%
Dimensional International Core Equity Market ETF	5,498,857	171,729,304
Dimensional US Equity Market ETF	18,431,284	1,114,724,057
iShares Core MSCI EAFE ETF	389,334	29,453,117
iShares Core S&P 500 ETF	817,281	459,230,194
iShares Core U.S. Aggregate Bond ETF	584,788	57,847,229
iShares JP Morgan USD Emerging Markets Bond ETF	251,626	22,794,800
iShares MSCI EAFE ETF(a)	683,996	55,902,993
iShares Russell 1000 Growth ETF	614,234	221,793,755
iShares Russell 1000 Value ETF	1,559,583	293,451,137
Vanguard Dividend Appreciation ETF	2,005,376	389,022,890
Vanguard Total Bond Market ETF	417,714	30,681,093

Total Unaffiliated Exchange-Traded Funds (cost $2,990,112,596)		2,846,630,569

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group, LLC, expiring 06/30/26	50,081	30,574
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.7%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	700	710,960
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.840%(c)	12/26/31	156	156,887
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500	505,901
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	451	453,446
Series 2024-01, Class A2, 144A
5.230%	03/20/30	654	658,597
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	803	784,988

A11

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	$341,809
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A
1.740%	04/15/33		1,610	1,579,579
Series 2021-02, Class C, 144A
2.110%	05/15/34		1,425	1,361,981
Series 2023-01, Class A, 144A
4.850%	08/15/35		2,585	2,613,420
Series 2023-02, Class D, 144A
6.600%	02/15/36		400	415,514
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		800	803,459
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		4	4,016
Octane Receivables Trust,
Series 2024-01A, Class A2, 144A
5.680%	05/20/30		490	494,405
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		119	118,474
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		200	203,705
Series 2023-06, Class C
6.400%	03/17/31		100	103,656
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	294,195
				11,604,992
Collateralized Loan Obligations — 6.7%
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.663%(c)	10/20/37		1,800	1,799,828
AGL Core CLO Ltd. (Cayman Islands),
Series 2025-38A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.557%(c)	01/22/38		38,750	38,768,356
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.820%(c)	07/22/37		13,000	13,030,070
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.732%(c)	07/15/37		1,750	1,752,706
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.543%(c)	04/25/34	EUR	2,418	2,611,654
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)
5.454%(c)	01/22/38	EUR	6,700	7,288,239
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.660%(c)	10/26/37		3,250	$3,253,250
Aqueduct European CLO DAC (Ireland),
Series 2024-10A, Class A, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)
4.027%(c)	01/18/39	EUR	42,000	45,266,321
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class BR2, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.000%(c)	01/25/38		23,800	23,748,471
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.555%(c)	04/15/32	EUR	5,893	6,363,698
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.636%(c)	04/15/38	EUR	986	1,066,155
Arini European CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.506%(c)	04/15/39	EUR	1,235	1,335,615
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)
3.317%(c)	06/22/34	EUR	5,000	5,401,096
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.613%(c)	04/18/35		15,000	14,957,451
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
5.803%(c)	07/20/37		24,000	24,048,034
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.636%(c)	01/20/38		47,250	47,289,345
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)
6.036%(c)	01/20/38		10,000	9,950,626
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.708%(c)	04/24/34		12,500	12,460,759
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.642%(c)	01/17/38		25,000	25,025,000
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.734%(c)	10/15/34		17,575	17,550,557
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.705%(c)	04/19/34		2,500	2,494,308

A12

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.385%(c)	04/15/31	EUR	2,926	$3,149,075
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.725%(c)	07/20/34		4,000	4,000,000
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.775%(c)	10/15/35	EUR	12,510	13,506,721
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)
5.612%(c)	07/27/31		1,933	1,931,926
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-08A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.017%(c)	01/25/37		15,500	15,497,585
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.735%(c)	07/20/34		3,500	3,494,894
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.482%(c)	01/15/32		10,518	10,519,993
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class B2R, 144A, 3 Month SOFR + 2.362% (Cap N/A, Floor 2.100%)
6.664%(c)	01/15/31		1,710	1,707,807
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.735%(c)	01/20/35		1,840	1,837,604
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.735%(c)	07/20/34		3,519	3,511,485
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
5.704%(c)	01/15/35		3,940	3,947,185
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.190%(c)	01/25/37		14,000	13,989,139
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.523%(c)	10/20/31		836	835,141
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.384%(c)	05/22/32	EUR	1,791	1,934,854
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.411%(c)	08/26/32	EUR	10,108	10,909,017
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.683%(c)	01/25/38		35,000	$35,043,085
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.643%(c)	10/20/37		30,500	30,530,753
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.915%(c)	10/17/37		3,250	3,251,641
Series 2023-03A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.768%(c)	01/17/38		38,750	38,753,720
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.833%(c)	04/17/37		25,000	25,060,147
Series 2025-03A, Class A, 144A
0.000%(cc)	03/22/38		18,000	18,000,000
Empower CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.683%(c)	10/20/37		10,000	10,013,598
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.910%(c)	04/22/37		20,000	20,039,968
Series 2023-11A, Class A1R, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.703%(c)	10/20/37		2,335	2,339,147
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.574%(c)	04/15/31		1,515	1,515,279
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.702%(c)	04/15/34		2,930	2,924,854
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.733%(c)	10/20/31		1,188	1,187,801
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.573%(c)	04/25/34	EUR	1,465	1,585,924
Highbridge Loan Management Ltd. (Cayman Islands),
Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
5.362%(c)	10/15/30		9,276	9,265,932
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	39,000	42,271,315
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
5.772%(c)	10/26/34		1,000	998,728

A13

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.615%(c)	04/21/31		406	$405,542
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)
5.573%(c)	04/17/34		35,000	34,975,500
Indigo Credit Management DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
4.565%(c)	10/15/37	EUR	7,000	7,633,908
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.435%(c)	07/15/31	EUR	2,851	3,078,049
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
5.860%(c)	04/22/37		705	705,752
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)
5.356%(c)	10/20/34		5,000	4,987,083
Series 2019-14A, Class A2RR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.866%(c)	10/20/34		37,850	37,578,918
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)
5.495%(c)	07/18/30		187	187,415
Series 2024-47A, Class A, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.697%(c)	01/15/38		15,000	14,970,000
Series 2024-54A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.641%(c)	01/15/38		23,500	23,497,298
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.593%(c)	10/20/34		1,020	1,019,964
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.725%(c)	10/20/34		16,750	16,745,504
Series 42A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.794%(c)	01/15/38		10,500	10,508,092
Madison Park Euro Funding DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)
3.575%(c)	05/25/34	EUR	3,000	3,229,542
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.644%(c)	10/15/32		2,729	2,730,265
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.832%(c)	04/15/37		3,360	3,367,049
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.793%(c)	04/18/37		29,750	$29,809,551
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.793%(c)	04/20/37		2,550	2,553,835
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.621%(c)	01/25/38		20,500	20,510,492
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.600%(c)	10/23/34		13,000	12,992,721
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.551%(c)	10/12/30		1,255	1,254,425
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.684%(c)	07/15/31		1,065	1,065,832
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
4.234%(c)	07/20/38	EUR	17,500	19,015,099
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.650%(c)	10/19/38		54,750	54,769,091
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
6.393%(c)	07/20/37		9,500	9,514,416
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.743%(c)	07/19/37		15,000	15,032,540
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.565%(c)	11/13/31		1,271	1,271,976
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.642%(c)	04/26/31		1,122	1,121,329
Series 2014-07A, Class A1RR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.675%(c)	07/20/29		27	26,467
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.645%(c)	01/20/38		33,250	33,288,005
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)
5.433%(c)	04/17/31		10,934	10,922,837

A14

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.584%(c)	04/15/31		559	$558,832
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
5.380%(c)	05/21/34		55,250	55,173,026
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class BR, 144A, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 2.500%)
5.285%(c)	01/15/38	EUR	10,000	10,844,305
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.803%(c)	10/15/39	EUR	39,000	42,143,205
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)
5.364%(c)	10/15/29		60	60,279
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.405%(c)	07/20/34		810	808,780
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.744%(c)	10/15/34		7,500	7,480,437
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1R, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.814%(cc)	10/17/38	EUR	4,000	4,325,174
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.714%(c)	07/15/31		944	943,430
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.506%(c)	04/25/38	EUR	895	966,588
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.520%(c)	09/06/37		30,000	30,031,275
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.715%(c)	10/20/31		2,306	2,306,012
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)
5.383%(c)	01/20/36		38,750	38,703,027
Rockford Tower Europe CLO (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.556%(c)	10/25/27	EUR	2,020	2,184,912
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.529%(c)	04/15/40	EUR	1,250	1,350,808
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sculptor CLOI Ltd. (Cayman Islands),
Series 28A, Class B1R, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.903%(c)	01/20/35		20,000	$19,904,566
Signal Peak CLO Ltd. (Cayman Islands),
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.590%(c)	01/22/38		57,700	57,206,319
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.632%(c)	01/26/31		421	421,475
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.598%(c)	01/17/32	EUR	10,271	11,076,308
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.503%(c)	04/25/30	EUR	963	1,041,086
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
3.226%(c)	02/20/30	EUR	5,745	6,191,683
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.502%(c)	10/15/31		2,187	2,186,107
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.529%(c)	04/16/31		251	250,749
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)
5.343%(c)	04/20/34		40,250	40,185,612
Series 2021-01A, Class A1R1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.711%(c)	01/20/38		12,500	12,499,261
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.742%(c)	07/25/34		2,930	2,930,796
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.502%(c)	07/15/30		720	719,274
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.526%(c)	10/15/38	EUR	37,500	40,524,372
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.435%(c)	04/15/37	EUR	15,000	16,294,969
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.605%(c)	04/15/38	EUR	25,000	27,016,159

A15

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		35,000	$34,972,661
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.630%(c)	01/25/34		3,065	3,065,859
Series 2018-09A, Class ARRR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.493%(c)	01/20/32		376	375,759
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
6.600%(c)	04/25/37		8,250	8,268,464
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.655%(c)	07/18/31		3,984	3,986,434
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.644%(c)	10/17/32		440	440,390
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.502%(c)	04/15/33		25,500	25,474,992
				1,530,697,739
Consumer Loans — 0.0%
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		255	242,907
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	290,306
Series 2023-01A, Class A, 144A
5.500%	06/14/38		1,500	1,532,369
Series 2023-01A, Class D, 144A
7.490%	06/14/38		300	321,677
Series 2023-02A, Class C, 144A
6.740%	09/15/36		200	208,803
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	209,771
				2,805,833
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.643%(c)	03/15/32	GBP	1,100	1,428,579
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.075%(c)	05/25/34		22	20,768
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.935%(c)	03/25/43	10	$10,414
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.044%(c)	03/20/54	30	29,794
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.075%(c)	08/25/33	18	18,048
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	825	836,209
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	76	75,859
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	75	75,842
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	248	250,473
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	447	444,325
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	682	678,108
			2,439,840
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.035%(c)	02/25/34	5	4,715
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.006%(c)	10/25/34	12	11,443
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.485%(c)	11/25/34	—(r)	326
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.280%(c)	01/25/35	11	11,086
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.417%(c)	09/25/34	43	44,183
			71,753
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	3	3,460

A16

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	56	$53,549
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	100	95,670
			152,679

Total Asset-Backed Securities (cost $1,548,395,376)			1,549,201,415
Commercial Mortgage-Backed Securities — 0.3%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	108	104,281
Series 2018-BN13, Class A4
3.953%	08/15/61	430	420,077
Series 2019-BN20, Class A2
2.758%	09/15/62	526	486,213
Series 2019-BN24, Class A3
2.960%	11/15/62	190	175,063
Series 2021-BN34, Class A5
2.438%	06/15/63	230	196,121
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57	1,980	2,011,913
Series 2024-05YR8, Class A3
5.884%	08/15/57	3,360	3,499,499
Series 2025-05YR14, Class A3
5.646%	04/15/58	5,730	5,901,900
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	334	309,858
Series 2024-05C27, Class A3
6.014%	07/15/57	360	374,887
Series 2024-5C29, Class A3
5.208%	09/15/57	700	709,156
Benchmark Mortgage Trust,
Series 2021-B25, Class A4
2.268%	04/15/54	2,955	2,587,732
Series 2024-V09, Class A3
5.602%	08/15/57	1,600	1,644,875
Series 2024-V10, Class A3
5.277%	09/15/57	1,300	1,320,537
Series 2024-V11, Class A3
5.909%(cc)	11/15/57	3,610	3,756,894
BMO Mortgage Trust,
Series 2024-05C3, Class A3
5.739%	02/15/57	760	781,006
Series 2024-05C5, Class A3
5.857%	02/15/57	6,145	6,342,075
Series 2024-05C6, Class A3
5.316%	09/15/57	4,085	4,150,434
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.134%(c)	09/15/38	300	297,396
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.784%(c)	09/15/38		600	$595,529
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month SOFR + 0.767% (Cap N/A, Floor 0.767%)
5.086%(c)	05/15/38		44	43,365
Series 2024-PURE, Class A, 144A, CAONREPO + 1.900% (Cap N/A, Floor 1.900%)
4.809%(c)	11/15/41	CAD	900	631,942
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		1,036	953,184
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		345	331,322
Series 2019-CD08, Class A3
2.657%	08/15/57		916	844,262
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		370	362,537
Series 2016-C07, Class A2
3.585%	12/10/54		334	326,269
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		312	301,346
Series 2019-GC41, Class A4
2.620%	08/10/56		385	351,084
Commercial Mortgage Trust,
Series 2015-LC23, Class A3
3.521%	10/10/48		499	496,398
Series 2016-COR01, Class A3
2.826%	10/10/49		450	435,795
CONE Trust,
Series 2024-DFW01, Class A, 144A, 1 Month SOFR + 1.642% (Cap N/A, Floor 1.642%)
5.961%(c)	08/15/41		1,275	1,265,435
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		130	118,625
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		295	284,725
Series 2018-CX12, Class A3
3.959%	08/15/51		270	261,651
Series 2019-C17, Class A4
2.763%	09/15/52		145	133,550
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.503%(c)	08/07/30	GBP	450	579,167
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		305	298,045
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.615%(cc)	11/25/25		5,619	15,916

A17

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K055, Class X1, IO
1.326%(cc)	03/25/26	2,882	$29,053
Series K097, Class X1, IO
1.087%(cc)	07/25/29	1,548	60,910
Series K131, Class X1, IO
0.727%(cc)	07/25/31	22,685	863,989
Series K736, Class X1, IO
1.280%(cc)	07/25/26	82	1,033
Series K741, Class X1, IO
0.562%(cc)	12/25/27	212	2,717
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.198%(cc)	05/25/52	700	675,786
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.534%(c)	10/15/36	350	345,651
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
7.984%(c)	10/15/36	580	566,327
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52	850	780,725
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	647	608,180
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	1,000	13,988
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.249%(c)	03/15/39	400	400,000
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.699%(c)	03/15/39	1,100	1,100,000
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	190	184,434
Series 2019-H07, Class A3
3.005%	07/15/52	64	59,918
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	195	174,098
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.933%(c)	03/15/36	150	143,921
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
5.234%(c)	04/15/36	105	104,527
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, 144A, 1 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
5.711%(c)	05/15/39	1,790	1,781,050
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.580%(c)	08/17/31	GBP	1,215	$1,559,513
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		440	431,879
Series 2019-C16, Class A3
3.344%	04/15/52		385	363,932
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		325	316,514
Series 2017-C41, Class A3
3.210%	11/15/50		575	557,823
Series 2018-C45, Class A3
3.920%	06/15/51		1,469	1,437,454
Series 2019-C49, Class A3
3.749%	03/15/52		423	418,664
Series 2019-C52, Class A4
2.643%	08/15/52		245	227,255
Series 2021-C59, Class A5
2.626%	04/15/54		140	121,145
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
5.634%(c)	05/15/31		388	385,602
Series 2024-5C1, Class A3
5.928%	07/15/57		1,800	1,867,210
Series 2024-5C2, Class A3
5.920%(cc)	11/15/57		3,715	3,868,427
Series 2025-05C3, Class A3
6.096%	01/15/58		3,290	3,449,059

Total Commercial Mortgage-Backed Securities (cost $67,893,134)				66,600,848
Corporate Bonds — 4.4%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/28		260	249,240
3.625%	02/01/31		1,525	1,415,084
5.040%	05/01/27		1,190	1,195,285
Sr. Unsec’d. Notes, 144A
6.388%	05/01/31		635	676,637
6.528%	05/01/34		490	524,738
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		3,375	3,330,754
7.125%	06/15/26		41	41,000
7.500%	02/01/29		175	178,063
7.875%	04/15/27		1,456	1,462,028
General Electric Co.,
Sr. Unsec’d. Notes, EMTN
4.125%	09/19/35	EUR	240	268,482

A18

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	03/01/32		1,330	$1,346,740
				10,688,051
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	1,118,828
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28		191	178,260
6.343%	08/02/30		113	120,074
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	1,100	1,167,545
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		1,020	1,048,796
				3,633,503
Airlines — 0.0%
American Airlines 2016-3 Class A Pass Through Trust,
Pass-Through Certificates
3.250%	04/15/30		94	87,232
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		33	33,173
5.750%	04/20/29		1,835	1,791,382
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		490	487,673
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,378	2,338,091
4.625%	04/15/29		507	479,914
				5,217,465
Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		979	900,121
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,145	1,138,668
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		160	135,317
				2,174,106
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		700	576,785
4.750%	01/15/43		15	11,371
6.625%	10/01/28(a)		420	438,397
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
9.625%	04/22/30		740	$845,186
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	185,075
4.000%	11/13/30		500	447,771
4.950%	05/28/27		630	621,134
5.850%	05/17/27		600	603,247
5.875%	11/07/29		1,600	1,583,017
6.798%	11/07/28		385	396,013
6.800%	05/12/28		355	364,637
7.200%	06/10/30		610	633,916
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	1,500	1,598,271
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		525	524,109
Sr. Unsec’d. Notes
4.900%	10/06/29		1,955	1,922,029
5.350%	01/07/30		2,850	2,844,807
5.550%	07/15/29		930	938,030
5.850%	04/06/30		620	631,024
6.050%	10/10/25		255	256,390
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		1,145	1,120,720
4.875%	11/01/27		1,040	1,042,621
5.600%	03/30/28		775	789,535
Volkswagen Financial Services NV (Germany),
Gtd. Notes, EMTN
3.250%	04/13/27	GBP	300	370,590
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,800	1,824,694
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
0.625%	07/19/29	EUR	390	375,446
				20,944,815
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		711	690,373
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.650%	09/13/29		460	453,006
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		275	276,974
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		64	63,840
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		45	41,760
5.625%	06/15/28		650	640,081

A19

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		600	$608,001
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		9,765	9,315,573
				12,089,608
Banks — 1.1%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		900	908,915
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	700	731,757
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	800	775,942
0.500%	05/25/30	EUR	300	286,659
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.350%	11/02/31	CNH	3,500	508,175
3.800%	10/27/30	CNH	25,720	3,800,894
AIB Group PLC (Ireland),
Jr. Sub. Notes
7.125%(ff)	10/30/29(oo)	EUR	690	776,985
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	07/23/29	EUR	420	474,147
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, EMTN
5.101%(ff)	02/03/33	EUR	2,800	3,153,287
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	2,330	2,589,098
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		690	748,650
Banco de Sabadell SA (Spain),
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	300	337,369
5.500%(ff)	09/08/29	EUR	800	927,461
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		690	761,578
Sr. Non-Preferred Notes
5.565%	01/17/30		4,800	4,919,961
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	3,500	3,855,814
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
1.625%	04/30/28	EUR	200	207,486
2.000%	06/01/30	EUR	200	202,592
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		260	259,610
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	196,502
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
3.875%	03/13/35	EUR	500	$530,567
4.000%	09/08/27	EUR	300	332,484
4.000%	03/13/32	EUR	800	875,905
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,759	1,517,096
5.468%(ff)	01/23/35		1,160	1,176,557
5.819%(ff)	09/15/29		1,822	1,888,383
5.933%(ff)	09/15/27		305	310,923
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		7,085	6,088,546
2.087%(ff)	06/14/29		1,050	970,204
2.496%(ff)	02/13/31		1,670	1,499,259
Sub. Notes
5.744%(ff)	02/12/36		3,605	3,596,135
Sub. Notes, MTN
5.425%(ff)	08/15/35		570	556,944
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	710	774,011
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26		980	986,819
Bank of Montreal (Canada),
Covered Bonds, EMTN
0.050%	06/08/29	EUR	5,360	5,176,076
Bank of Queensland Ltd. (Australia),
Covered Bonds
3.300%	07/30/29	EUR	1,630	1,796,526
Banque Federative du Credit Mutuel SA (France),
Sub. Notes
3.875%(ff)	06/16/32	EUR	600	652,618
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29	GBP	600	814,539
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	160	173,177
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	600	634,247
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		730	750,987
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30(a)		830	836,797
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31		1,675	1,528,654
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	2,100	2,258,491
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		620	626,480
Sub. Notes, 144A
5.906%(ff)	11/19/35		915	902,402
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	800	849,413
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26		1,508	1,483,503

A20

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
5.716%(ff)	01/18/30		2,920	$2,978,614
5.876%(ff)	01/14/31		2,690	2,754,614
6.612%(ff)	10/19/27		505	518,336
6.714%(ff)	10/19/29		740	778,874
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.208%(ff)	01/18/29		1,680	1,741,035
6.684%(ff)	09/13/27		2,155	2,215,982
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30(a)		700	717,078
Sr. Non-Preferred Notes, EMTN
5.375%(ff)	11/14/30	EUR	300	351,914
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		1,500	1,515,083
5.875%	04/30/29		6,800	7,013,062
Sr. Unsec’d. Notes, EMTN
3.875%	07/12/31	EUR	800	879,648
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		675	665,579
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		850	832,222
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		90	80,147
2.976%(ff)	11/05/30		2,170	1,997,765
4.412%(ff)	03/31/31		680	662,385
4.542%(ff)	09/19/30		800	789,073
5.174%(ff)	02/13/30		2,175	2,200,705
5.449%(ff)	06/11/35		210	211,294
Sub. Notes
4.450%	09/29/27		370	368,039
5.827%(ff)	02/13/35		155	154,036
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		343	348,536
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	244,779
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)		780	747,825
Jr. Sub. Notes, EMTN
6.500%(ff)	09/23/29(oo)	EUR	700	777,384
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29		5,030	5,072,793
6.316%(ff)	10/03/29		740	772,918
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28		740	738,059
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	200	200,246
1.750%	03/05/29	EUR	600	612,604
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	200	219,229
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30		1,085	$1,068,040
5.705%(ff)	03/01/30		2,940	3,021,699
Sr. Non-Preferred Notes, EMTN
4.500%(ff)	11/09/28	EUR	300	337,385
4.750%(ff)	06/21/30	EUR	250	286,082
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28(a)		585	563,069
4.999%(ff)	09/11/30		1,120	1,114,446
6.819%(ff)	11/20/29		680	720,158
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	2,100	2,228,721
Sr. Preferred Notes
5.414%	05/10/29		705	722,381
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	137,716
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	2,080	1,188,240
6.100%	02/21/33	AUD	20	13,047
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	250	156,182
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		900	939,593
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	1,000	1,055,849
3.500%	07/02/25	CNH	2,200	303,642
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	375,898
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		1,300	1,312,271
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		825	798,289
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		2,586	2,480,927
1.992%(ff)	01/27/32		2,155	1,825,268
3.615%(ff)	03/15/28		1,615	1,584,492
3.691%(ff)	06/05/28		2,010	1,970,797
3.814%(ff)	04/23/29		120	117,161
4.223%(ff)	05/01/29		210	207,077
4.482%(ff)	08/23/28		745	742,996
4.692%(ff)	10/23/30(a)		4,765	4,734,422
5.016%(ff)	10/23/35		1,555	1,512,264
5.049%(ff)	07/23/30		250	252,060
5.727%(ff)	04/25/30		360	371,615
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(a)(oo)		840	740,250
6.500%(ff)	03/23/28(oo)		760	760,000

A21

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
6.950%(ff)	03/11/34(oo)		740	$738,150
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		615	563,553
3.000%(ff)	07/22/28	GBP	1,385	1,700,425
5.130%(ff)	11/19/28		600	604,351
5.546%(ff)	03/04/30(a)		600	612,409
Sub. Notes
5.874%(ff)	11/18/35		710	702,154
ING Groep NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	11/16/26(oo)		770	763,262
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	700	773,604
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	1,100	1,190,112
Sr. Preferred Notes, 144A
6.625%	06/20/33(a)		600	640,372
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29		1,610	1,541,430
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		60	51,022
2.069%(ff)	06/01/29(a)		1,230	1,138,701
2.522%(ff)	04/22/31		4,112	3,688,008
2.545%(ff)	11/08/32		415	358,965
2.580%(ff)	04/22/32		182	159,889
2.739%(ff)	10/15/30		1,449	1,329,817
3.702%(ff)	05/06/30		311	298,942
4.603%(ff)	10/22/30		3,680	3,652,369
4.851%(ff)	07/25/28		425	427,452
4.946%(ff)	10/22/35		1,140	1,115,859
5.040%(ff)	01/23/28		770	776,573
5.294%(ff)	07/22/35		375	376,844
5.502%(ff)	01/24/36		1,950	1,992,463
Sub. Notes
2.956%(ff)	05/13/31		2,042	1,854,390
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30		600	598,503
5.796%(ff)	01/19/29		1,790	1,837,585
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		69	72,848
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29		480	433,781
4.789%(ff)	06/01/33		210	201,207
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		780	741,000
Sr. Unsec’d. Notes
5.721%(ff)	06/05/30		770	791,952
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	185	200,989
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	$645,536
6.500%	06/29/28		1,000	1,030,000
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.197%(ff)	01/16/31		2,550	2,588,905
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.422%(ff)	05/13/36		2,000	2,006,618
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	964,025
0.495%(ff)	10/26/29	EUR	1,790	1,764,252
4.654%(ff)	10/18/30		550	545,579
5.123%(ff)	02/01/29		1,915	1,940,887
5.173%(ff)	01/16/30		1,910	1,935,111
5.230%(ff)	01/15/31		550	558,715
5.320%(ff)	07/19/35		190	189,699
5.449%(ff)	07/20/29		580	592,983
5.587%(ff)	01/18/36(a)		2,590	2,643,662
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		200	133,000
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,340	1,214,869
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		270	231,680
2.943%(ff)	01/21/33		430	376,893
5.250%(ff)	04/21/34		240	239,918
5.424%(ff)	07/21/34		210	212,320
5.831%(ff)	04/19/35		540	559,592
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		1,000	1,018,403
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	3,500	3,825,575
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(a)(oo)		760	758,100
8.125%(ff)	11/10/33(oo)		710	745,330
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29		1,430	1,431,448
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		460	454,842
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	138,007
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	281,199
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	3,500	3,821,160

A22

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		1,000	$865,741
5.519%(ff)	01/19/28		1,032	1,041,186
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29		2,805	2,836,384
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	2,100	2,237,577
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		990	964,676
2.608%(ff)	01/12/28(a)		1,100	1,056,000
5.005%(ff)	10/15/30		1,100	1,095,875
5.545%(ff)	01/21/29		400	406,620
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.240%	04/15/30		2,000	2,032,500
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	1,000	1,122,485
Jr. Sub. Notes
8.125%(ff)	10/31/82		740	765,900
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.887%(ff)	06/07/29		330	302,136
5.122%(ff)	01/26/34		90	88,195
5.711%(ff)	01/24/35		60	61,266
5.867%(ff)	06/08/34		100	102,800
6.123%(ff)	10/28/33		120	125,999
U.S. Bancorp,
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30		360	367,030
5.678%(ff)	01/23/35		40	40,882
5.836%(ff)	06/12/34		285	294,279
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		700	759,500
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	1,760	2,141,926
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		425	413,313
1.364%(ff)	01/30/27		1,035	1,007,058
2.193%(ff)	06/05/26		965	960,610
3.091%(ff)	05/14/32		1,000	891,250
6.537%(ff)	08/12/33		810	866,700
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	355	303,389
0.650%(ff)	01/14/28	EUR	1,220	1,266,696
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	4,660	5,081,894
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	700	773,464
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		1,545	1,527,608
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32		620	$551,204
US Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	3,350	3,694,549
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.244%(ff)	01/24/31		450	457,440
5.499%(ff)	01/23/35		160	162,085
6.303%(ff)	10/23/29		365	383,689
6.491%(ff)	10/23/34		155	167,247
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		565	506,636
5.198%(ff)	01/23/30		2,010	2,043,605
5.557%(ff)	07/25/34		170	172,829
				243,530,032
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43		255	252,740
5.750%	03/02/63		600	584,567
				837,307
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	530	592,954
4.500%	11/29/32	EUR	400	456,698
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30		1,885	1,906,968
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		707	691,618
Holcim Finance Luxembourg SA (Switzerland),
Gtd. Notes, EMTN
0.625%	01/19/33	EUR	300	260,511
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,200	1,119,517
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32		2,050	2,032,751
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30		365	343,658
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		2,575	2,588,703
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		1,215	1,210,853
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,295	2,225,836

A23

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		2,164	$1,996,077
				15,426,144
Chemicals — 0.0%
Alpek SAB de CV (Mexico),
Gtd. Notes
4.250%	09/18/29		250	234,544
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31		535	530,198
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes
4.500%	01/10/28		250	233,750
Celanese US Holdings LLC,
Gtd. Notes
6.415%	07/15/27		462	469,557
6.580%	07/15/29		180	185,925
6.600%	11/15/28		505	521,079
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		540	470,718
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		340	340,946
Kobe US Midco 2, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26		30	26,849
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
7.500%	05/02/54		1,130	1,151,187
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28		1,375	1,428,983
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
7.375%	03/01/31		1,288	1,287,598
				6,881,334
Coal — 0.0%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29		2,700	2,498,121
Commercial Services — 0.2%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
0.550%	10/31/31	EUR	100	90,677
3.250%	05/31/29	EUR	700	764,366
3.500%	04/30/32	EUR	700	762,187
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		1,883	1,908,467
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,200	1,102,959
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
9.750%	07/15/27		1,410	$1,414,036
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,240	1,173,114
4.625%	06/01/28		1,370	1,294,965
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		1,490	1,304,232
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		640	593,253
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.875%	09/26/29	EUR	950	960,783
2.250%	01/25/32	EUR	100	97,318
5.125%	06/14/33	EUR	1,135	1,300,814
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	10/15/29		775	767,405
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		3,370	3,508,788
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		1,200	1,177,722
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		3,855	3,965,802
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,468	1,571,971
4.250%	09/25/30	GBP	435	535,923
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.000%	02/15/29		190	192,048
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		700	739,060
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	1,670	1,876,955
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	700	769,323
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes
8.250%	11/15/28		250	256,250
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.625%	07/24/29	EUR	330	363,634
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		590	580,830

A24

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		3,845	$3,397,579
3.875%	02/15/31		86	78,026
4.875%	01/15/28(a)		620	610,241
5.250%	01/15/30(a)		1,265	1,243,056
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		76	66,024
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29		760	768,747
				35,236,555
Computers — 0.0%
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31(a)		895	905,006
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29		485	456,755
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.900%	02/10/30	EUR	2,100	2,249,801
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,545	2,254,975
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		1,761	1,909,146
				7,775,683
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		8,344	8,322,968
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29		565	580,576
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30		1,675	1,735,481
				10,639,025
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		2,020	1,898,020
5.750%	06/06/28		450	462,321
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.250%	04/15/26		1,130	1,123,220
4.375%	05/01/26		620	615,889
5.750%	03/01/29		760	774,151
5.750%	11/15/29		2,710	2,760,142
6.375%	05/04/28		300	310,458
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		210	$210,596
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.624%(ff)	10/30/31		220	244,802
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,722	1,814,283
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32		1,390	1,357,795
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		165	167,749
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	74,834
5.500%	08/15/28		837	829,822
6.000%	01/15/27		2,805	2,804,358
Navient Corp.,
Sr. Unsec’d. Notes
9.375%	07/25/30		1,475	1,572,194
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
5.500%	11/15/33(a)		557	582,991
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,570	2,607,795
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	700	700,850
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	622,515
5.750%	09/15/31		950	901,347
7.875%	12/15/29		1,646	1,716,376
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,300	1,313,069
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		450	509,895
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		520	501,379
				26,476,851
Electric — 0.4%
AES Corp. (The),
Sr. Unsec’d. Notes
2.450%	01/15/31		540	461,589
Sr. Unsec’d. Notes, 144A
3.950%	07/15/30		120	112,494
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.014%	03/01/34		230	232,302

A25

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	$1,218,084
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		361	313,850
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		391	355,973
4.500%	02/15/28		1,496	1,450,630
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		845	810,819
5.000%	02/01/31		1,035	988,312
5.125%	03/15/28		5,144	5,061,910
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	500	523,030
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		200	199,540
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		1,955	1,950,503
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		930	953,134
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,461	1,298,096
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42		450	434,804
Duke Energy Corp.,
Jr. Sub. Notes
6.450%(ff)	09/01/54		550	550,900
Duke Energy Progress LLC,
First Mortgage
5.050%	03/15/35		429	426,717
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)		470	458,514
Sr. Unsec’d. Notes
5.450%	06/15/29(a)		710	700,189
EDP SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	300	333,249
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	1,000	1,032,696
Jr. Sub. Notes, EMTN
5.125%(ff)	09/17/29(oo)	EUR	400	434,090
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76		240	240,900
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41		650	442,996
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32		600	$589,032
Enel SpA (Italy),
Jr. Sub. Notes, EMTN
6.375%(ff)	04/16/28(oo)	EUR	490	562,952
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Colombia),
Sr. Sec’d. Notes
5.375%	12/30/30		300	263,859
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	900	991,271
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		40	39,788
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		740	751,637
Entergy Mississippi LLC,
First Mortgage
5.850%	06/01/54		240	239,241
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		70	67,172
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		4,800	4,773,024
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49		300	256,126
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	1,300	1,383,065
India Clean Energy Holdings (India),
Sr. Sec’d. Notes, MTN
4.500%	04/18/27		250	237,138
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,230	1,096,447
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		1,740	1,849,394
ITC Holdings Corp.,
Sr. Unsec’d. Notes
5.300%	07/01/43		340	317,614
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		260	237,266
5.400%	06/01/33		780	784,490
5.650%	05/09/34		70	71,263
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		480	414,613
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.761%(c)	07/24/26	EUR	2,100	2,238,826

A26

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	200	$201,799
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	600	590,597
3.875%	01/16/29	EUR	740	822,110
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.750%(ff)	06/15/54		1,000	1,023,108
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,721	1,719,076
Gtd. Notes, 144A
3.375%	02/15/29		230	211,350
3.625%	02/15/31		1,378	1,222,081
3.875%	02/15/32		489	430,329
5.250%	06/15/29		201	195,888
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		1,711	1,886,495
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,200	2,353,026
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
3.577%(s)	04/11/31	CAD	4,000	2,300,462
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		515	482,895
2.500%	02/01/31		1,461	1,256,230
2.950%	03/01/26		150	147,373
3.300%	12/01/27		265	254,149
3.300%	08/01/40		310	227,422
3.950%	12/01/47		740	540,049
4.550%	07/01/30		1,580	1,527,359
4.950%	07/01/50		60	50,030
5.550%	05/15/29		60	60,806
5.800%	05/15/34		270	272,719
5.900%	06/15/32		235	239,494
6.150%	01/15/33		180	185,292
6.950%	03/15/34		930	1,007,143
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,000	925,525
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		240	236,583
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49		480	323,478
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		60	56,228
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43		150	140,413
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Texas Electric Market Stabilization Funding N LLC,
Sr. Sec’d. Notes, 144A
4.966%	02/01/44		750	$741,326
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		3,907	3,954,284
8.000%(ff)	10/15/26(oo)		6,239	6,409,290
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		5,710	6,107,489
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,547	3,496,747
5.500%	09/01/26		15	15,003
5.625%	02/15/27		1,094	1,090,368
6.875%	04/15/32		515	525,066
7.750%	10/15/31		2,230	2,336,429
Sr. Sec’d. Notes, 144A
5.700%	12/30/34		555	551,786
6.000%	04/15/34		180	182,760
				84,449,596
Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	3,500	3,750,230
3.500%	03/15/37	EUR	2,200	2,315,681
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		625	632,804
6.625%	03/15/32		470	477,034
7.250%	06/15/28		446	451,730
				7,627,479
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	750	817,160
3.700%	08/15/29	EUR	750	827,739
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	700	767,832
4.125%	11/02/34	EUR	265	294,195
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)		1,665	1,453,516
				4,160,442
Energy-Alternate Sources — 0.0%
India Green Power Holdings (India),
Sec’d. Notes
4.000%	02/22/27		260	246,929
Engineering & Construction — 0.0%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (Chile),
Sr. Sec’d. Notes, 144A
7.875%	02/03/30		250	250,300

A27

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	$200,992
2.000%	02/15/33	EUR	3,000	2,824,139
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
4.500%	07/11/35	EUR	300	337,093
IHS Holding Ltd. (Nigeria),
Gtd. Notes
6.250%	11/29/28		250	240,938
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,645	1,569,955
5.500%	07/31/47		600	493,128
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		355	338,805
TAV Havalimanlari Holding A/S (Turkey),
Gtd. Notes
8.500%	12/07/28		250	255,860
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		249	221,630
				6,732,840
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		2,025	1,860,368
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		930	927,597
7.000%	02/15/30		5,275	5,340,340
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31		1,060	1,068,041
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30		3,065	3,001,227
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		1,600	1,536,051
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		1,046	1,032,105
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,753	1,161,892
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30		1,065	1,004,157
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29		165	155,423
5.050%	03/15/42		520	415,641
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	44,147
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
7.125%	02/15/31		630	$650,619
				18,197,608
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		930	957,900
Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		850	795,125
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		3,415	3,432,000
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	6,320	7,542,264
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27(a)	GBP	2,300	2,788,634
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,222	1,481,613
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		500	505,061
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		647	602,878
4.375%	01/31/32		874	797,750
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		430	432,169
5.650%	05/01/45		100	100,217
5.700%	05/01/55		430	429,287
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		400	389,327
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		1,180	1,187,489
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,075	973,819
				21,457,633
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		75	72,180
5.875%	08/20/26		376	373,111
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		520	528,676
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		510	526,225
Gtd. Notes, Series 20-A
1.750%	01/15/31		150	126,377

A28

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Gtd. Notes, Series 21A
3.150%	09/30/51		60	$38,002
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	1,300	1,218,285
				2,882,856
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		390	393,105
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.375%	03/08/28	EUR	300	311,414
3.250%	03/08/34	EUR	2,300	2,403,833
3.375%	03/08/29	EUR	1,090	1,189,814
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32(a)		740	634,189
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,795	2,611,830
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		3,190	3,061,417
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	1,000	1,109,371
3.875%	10/15/36	EUR	400	436,936
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	09/11/32	EUR	180	193,086
				11,951,890
Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		194	167,341
Concentra Escrow Issuer Corp.,
Gtd. Notes, 144A
6.875%	07/15/32		845	859,751
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		150	130,393
4.625%	06/01/30		2,605	2,400,907
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		320	272,225
3.500%	09/01/30		640	593,838
4.125%	06/15/29		710	689,532
4.625%	03/15/52		270	214,356
5.250%	06/15/26		950	952,779
5.450%	09/15/34		330	326,676
5.600%	04/01/34		120	120,479
5.950%	09/15/54		220	211,027
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29	1,005	$1,047,969
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	3,000	2,633,381
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	400	402,972
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	550	519,111
4.375%	01/15/30	1,710	1,603,818
4.625%	06/15/28	855	824,861
5.125%	11/01/27	1,541	1,518,261
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33	1,225	1,184,407
5.000%	04/15/34	1,625	1,616,124
5.050%	04/15/53	1,930	1,743,112
5.875%	02/15/53	1,985	2,009,131
			22,042,451
Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	11,150	11,157,286
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	134	121,069
6.625%	01/15/28	2,294	2,277,948
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	50	49,008
7.250%	10/15/29(a)	1,108	1,088,237
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	506	441,789
6.250%	09/15/27	741	728,366
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	2,165	1,943,087
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	81	81,097
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	500	485,148
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,774	1,629,344
5.250%	12/15/27	882	851,130
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	2,190	2,205,676

A29

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		310	$309,984
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		805	773,456
				12,985,339
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30		440	428,859
6.625%	05/15/32(a)		220	214,266
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		534	468,698
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		266	119,235
				1,231,058
Insurance — 0.0%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29		2,040	2,095,295
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	370	428,672
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29		1,545	1,493,899
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		1,000	1,016,666
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		815	742,258
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	700	690,983
Lincoln Financial Global Funding,
Sec’d. Notes, 144A
5.300%	01/13/30		780	792,538
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	1,360	1,699,685
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	500	598,121
				9,558,117
Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	465	524,018
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet (cont’d.)
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		996	$992,880
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		300	293,990
Rakuten Group, Inc. (Japan),
Sr. Unsec’d. Notes
11.250%	02/15/27		680	735,930
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29		1,248	1,226,452
Sr. Unsec’d. Notes
4.300%	01/15/30		1,660	1,632,210
4.800%	09/15/34		530	516,032
5.350%	09/15/54		90	84,242
				6,005,754
Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.750%	02/14/30		2,560	2,533,018
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	1,200	1,239,987
Temasek Financial I Ltd. (Singapore),
Gtd. Notes, GMTN
3.500%	02/15/33	EUR	1,630	1,784,127
TVF Varlik Kiralama A/S (Turkey),
Gtd. Notes
6.950%	01/23/30		930	924,188
				6,481,320
Iron/Steel — 0.0%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30		625	644,530
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		745	729,573
7.375%	05/01/33(a)		1,320	1,266,245
Sr. Unsec’d. Notes, 144A
7.500%	09/15/31		2,100	2,050,736
				4,691,084
Leisure Time — 0.0%
Carnival Corp.,
Gtd. Notes, 144A
6.125%	02/15/33		10	9,825
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		247	246,383
Sr. Sec’d. Notes, 144A
8.125%	01/15/29		415	435,609
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		75	73,617

A30

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
6.750%	02/01/32		1,450	$1,428,250
7.750%	02/15/29		1,215	1,263,600
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		1,555	1,549,464
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		1,025	1,024,949
5.500%	04/01/28		520	517,899
5.625%	09/30/31		1,720	1,687,750
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,475	1,467,625
				9,704,971
Lodging — 0.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		1,875	1,839,163
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37		1,145	1,130,888
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28		2,009	1,934,923
6.500%	04/15/32		2,000	1,962,006
Studio City Finance Ltd. (Macau),
Gtd. Notes
5.000%	01/15/29		300	270,060
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	12/15/29		250	232,188
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		950	944,157
				8,313,385
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		300	311,464
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	854,327
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		180	177,835
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27(a)	EUR	3,485	3,738,448
				5,082,074
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		265	230,397
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	105	$93,027
4.250%	01/15/34(a)	655	538,778
4.500%	08/15/30	50	45,527
4.500%	06/01/33(a)	795	677,279
4.750%	03/01/30	1,548	1,434,485
5.000%	02/01/28	90	87,323
5.125%	05/01/27	315	310,181
5.375%	06/01/29	245	237,077
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	620	558,071
2.300%	02/01/32(a)	400	323,810
3.500%	06/01/41	210	145,547
3.900%	06/01/52	723	467,500
4.800%	03/01/50	133	100,223
5.250%	04/01/53	380	306,518
6.384%	10/23/35	90	91,021
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56	360	211,401
3.200%	07/15/36	300	247,483
3.250%	11/01/39	540	418,576
5.500%	05/15/64	330	308,928
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34	105	102,489
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(x)	1,600	1,142,538
4.125%	12/01/30(x)	425	308,109
5.375%	02/01/28(x)	725	618,426
5.500%	04/15/27(x)	1,625	1,504,058
6.500%	02/01/29(x)	235	194,995
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(x)	1,550	764,718
5.750%	01/15/30(x)	1,000	530,172
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	110	71,522
7.375%	07/01/28	410	291,590
7.750%	07/01/26	3,439	2,970,578
Sr. Sec’d. Notes, 144A
5.750%	12/01/28	1,335	1,127,235
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	2,150	2,265,303
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30	2,150	1,999,500
Gray Media, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31	632	397,305

A31

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		3,075	$3,088,142
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,100	1,228,653
5.250%	05/15/29	GBP	675	807,626
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32		2,075	1,800,062
				28,046,173
Mining — 0.1%
Aris Mining Corp. (Colombia),
Gtd. Notes
8.000%	10/31/29		250	253,867
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30		1,629	1,666,588
Unsec’d. Notes, 144A
11.500%	10/01/31		2,985	3,241,916
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		1,000	993,500
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	600	591,382
4.154%	04/29/31	EUR	420	465,068
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		1,680	1,711,897
5.634%	04/04/34		150	150,346
6.375%	10/06/30		150	158,826
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		1,440	1,452,845
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		660	666,607
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		1,080	1,004,719
Novelis, Inc.,
Gtd. Notes, 144A
6.875%	01/30/30		1,550	1,563,562
				13,921,123
Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	200	223,680
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	900	987,183
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	2,400	$2,556,868
				3,767,731
Multi-National — 0.0%
Africa Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.550%	10/08/29		250	247,813
African Export-Import Bank (The) (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.994%	09/21/29		250	231,458
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.625%	02/13/30	EUR	1,000	1,101,368
4.500%	03/07/28	EUR	500	565,276
4.750%	04/16/29	GBP	600	771,589
5.000%	01/24/29		670	681,805
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	221,524
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	171,903
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		600	629,384
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
3.621%(s)	03/31/27		1,500	1,408,645
				6,030,765
Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32		765	774,565
Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		810	712,322
Sr. Unsec’d. Notes, 144A
5.125%	10/01/34		150	142,598
5.600%	06/13/28		950	970,150
6.000%	06/13/33		385	392,583
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		35	42,754
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		565	562,848
8.250%	12/31/28		648	660,313
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	1,360	1,435,613
6.450%(ff)	12/01/33(oo)		770	783,475
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		222	213,073

A32

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	910	$940,071
8.625%	11/01/30	780	804,744
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62	150	109,095
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	2,210	2,187,179
9.250%	02/15/28	2,130	2,215,757
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	1,145	1,168,118
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30	735	745,579
5.200%	04/18/27	455	460,630
5.400%	04/18/34	1,898	1,894,114
5.750%	04/18/54	1,045	983,841
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.375%	01/19/36	607	591,430
8.625%	01/19/29	250	265,500
8.875%	01/13/33	420	432,495
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29	1,900	1,893,190
Gtd. Notes, 144A
5.875%	02/01/29	1,851	1,851,723
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	1,400	1,354,145
6.000%	04/15/30	1,038	986,394
6.000%	02/01/31	1,275	1,191,401
6.250%	04/15/32	1,436	1,343,576
8.375%	11/01/33	895	917,096
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	2,050	1,727,125
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	570	565,504
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	35	34,364
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.375%	01/01/32	160	157,707
8.875%	07/15/30	1,770	2,027,149
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28	460	471,174
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27	1,300	1,324,072
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,200	$1,502,659
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26(a)		1,375	1,345,974
5.950%	01/28/31		2,275	1,926,811
6.500%	03/13/27		2,325	2,264,318
6.700%	02/16/32		4,030	3,535,922
10.000%	02/07/33		3,080	3,199,658
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	900	901,700
4.875%	02/21/28	EUR	9,230	9,456,428
Gtd. Notes, MTN
8.750%	06/02/29		3,740	3,720,926
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		460	459,592
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,220	1,108,454
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29		1,105	1,131,225
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
3.250%	08/15/30		300	261,769
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,360	1,387,319
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		1,655	1,615,694
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30		930	927,638
				69,304,989
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)		1,200	1,046,084
6.000%	06/15/29		5,625	5,700,085
Berry Global, Inc.,
Sr. Sec’d. Notes
5.650%	01/15/34		90	91,158
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		2,760	2,800,228
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		1,550	1,560,145
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30(a)		870	795,720

A33

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,311	$1,339,685
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		1,200	1,212,000
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28		415	415,116
				14,960,221
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		150	124,354
4.500%	05/14/35(h)		1,532	1,469,207
4.700%	05/14/45		50	45,072
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		550	539,223
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		578	421,217
5.000%	02/15/29		844	540,557
5.250%	01/30/30		2,669	1,581,382
5.250%	02/15/31		657	373,866
6.250%	02/15/29		3,574	2,391,185
7.000%	01/15/28		107	82,925
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		450	361,687
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		1,050	1,043,730
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	400	436,776
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.550%	11/13/50		150	88,298
5.550%	02/22/54		110	108,394
6.400%	11/15/63		300	328,613
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		1,520	1,352,663
5.125%	02/15/34		100	99,796
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45		140	122,095
Johnson & Johnson,
Sr. Unsec’d. Notes
2.700%	02/26/29	EUR	2,000	2,159,887
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		650	607,511
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31		425	$370,907
				14,649,345
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,700	1,663,140
5.750%	03/01/27		426	424,248
6.625%	02/01/32		475	483,097
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32		680	598,031
4.500%	10/01/29		390	380,058
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		480	499,114
6.036%	11/15/33		685	707,483
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37		1,035	1,100,486
Enbridge, Inc. (Canada),
Gtd. Notes
5.700%	03/08/33		1,070	1,095,522
Sub. Notes
5.500%(ff)	07/15/77		520	504,400
7.375%(ff)	01/15/83		390	397,439
8.500%(ff)	01/15/84		710	782,478
Energy Transfer LP,
Gtd. Notes, 144A
7.375%	02/01/31		875	918,836
Jr. Sub. Notes
7.125%(ff)	10/01/54(a)		990	1,005,564
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,684	1,703,200
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		2,610	2,611,620
Sr. Unsec’d. Notes
5.400%	10/01/47		790	707,351
5.550%	05/15/34		780	779,400
5.600%	09/01/34		270	270,458
6.400%	12/01/30		815	868,731
6.550%	12/01/33		390	417,188
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78		320	313,309
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.375%	06/29/30	EUR	1,400	1,535,354
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.103%	08/23/42		200	200,438
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		326	323,071
5.200%	03/01/47		675	594,219

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
4.250%	09/24/27	780	$773,360
4.400%	10/15/29(a)	595	584,503
5.050%	11/01/34	1,105	1,067,704
5.650%	11/01/28	435	448,119
6.050%	09/01/33	500	519,939
6.350%	01/15/31	80	84,948
Gtd. Notes, 144A
5.625%	01/15/28	180	183,361
6.500%	09/01/30	710	753,303
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	1,095	1,115,956
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,412	1,377,020
6.000%	12/31/30	1,920	1,826,532
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	1,770	1,777,107
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35	65	64,601
5.550%	08/15/35	1,265	1,262,120
6.150%	03/01/29	510	533,315
6.500%	03/30/34	265	283,014
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	240	239,979
5.500%	03/01/30	1,875	1,891,163
6.875%	01/15/29	317	324,548
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79	480	462,000
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	40	37,059
4.125%	08/15/31	975	885,816
6.250%	01/15/30	1,730	1,752,798
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	8,505	8,049,683
Sr. Sec’d. Notes, 144A
9.500%	02/01/29	2,265	2,428,617
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	825	787,478
4.500%	03/01/28	245	242,590
5.250%	02/01/50	342	291,776
5.300%	03/01/48	555	474,812
6.350%	01/15/29	235	245,326
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	589	578,949
			52,231,731
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	955	$935,047
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	400	401,253
1.625%	04/20/30	EUR	200	191,952
2.200%	07/24/25	EUR	2,035	2,195,098
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28		4,375	4,457,498
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	463	480,216
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		540	493,752
5.375%	08/01/28		3,565	3,449,912
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	2,035	2,116,411
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		400	343,486
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	500	500,555
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	276,631
3.200%	08/14/27	CNH	7,000	970,406
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
1.125%	09/14/34	EUR	300	248,223
				17,060,440
Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	05/15/36		190	185,385
5.500%	10/01/35		1,380	1,386,376
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27		2,108	2,072,635
4.050%	07/01/30		394	376,952
4.125%	05/15/29		1,075	1,043,174
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	600	536,022
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	383,439
9.750%	06/15/25		134	133,709
Sr. Unsec’d. Notes
4.750%	02/15/28		954	819,860

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Essex Portfolio LP,
Gtd. Notes
5.375%	04/01/35(a)		1,135	$1,134,803
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		790	737,036
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	800	842,246
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31		245	219,104
5.375%	02/15/35		2,100	2,091,911
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31		270	225,847
4.875%	02/01/35		670	640,996
5.450%	08/15/30		321	328,578
Kimco Realty OP LLC,
Gtd. Notes
4.450%	09/01/47		480	394,984
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		675	450,191
4.625%	08/01/29		280	214,310
5.000%	10/15/27		2,262	2,041,062
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		100	101,906
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30		1,800	1,813,976
Sr. Sec’d. Notes, 144A
5.875%	10/01/28		3,400	3,320,082
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	340	388,837
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	2,430	2,774,098
5.000%	10/15/29	GBP	800	1,018,478
5.750%	12/05/31	GBP	585	759,377
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,720	1,717,489
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,725	2,485,416
3.875%	02/15/27		1,245	1,211,226
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	600	657,934
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	944,982
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		9,291	$9,875,342
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30(a)		700	694,334
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		10	9,414
4.250%	12/01/26		30	29,680
4.500%	09/01/26		130	129,361
4.500%	01/15/28		435	429,899
4.625%	06/15/25		70	69,997
5.750%	02/01/27		5	5,067
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	900	986,502
				45,682,017
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		429	409,326
6.125%	06/15/29		785	787,944
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		838	864,132
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30		2,372	2,510,549
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31		7,568	8,398,470
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	3,500	4,169,325
12.000%	11/30/28		3,555	3,929,128
Ferguson Enterprises, Inc.,
Gtd. Notes
5.000%	10/03/34		160	155,719
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		75	69,125
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	383,731
3.875%	10/01/31		1,161	1,002,580
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,800	1,651,464
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		695	695,698
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	964,118
				25,991,309

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	600	$749,799
7.500%(ff)	12/20/30(oo)	GBP	600	767,431
Sr. Preferred Notes, EMTN
3.250%	09/05/29	EUR	330	358,542
				1,875,772
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		294	273,480
2.600%	02/15/33		1,060	893,225
Sr. Unsec’d. Notes
4.350%	02/15/30		1,515	1,490,905
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		1,875	1,669,949
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.200%	01/25/37		1,040	1,068,850
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		890	794,581
Sr. Unsec’d. Notes
5.950%	09/15/33		120	125,171
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.050%	05/18/63		60	54,908
				6,371,069
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
5.375%	09/27/54		200	181,881
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32		450	420,512
5.600%	06/12/34		60	61,240
				663,633
Telecommunications — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		3,970	2,903,062
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		720	700,243
3.500%	06/01/41		147	113,299
3.950%	04/30/31	EUR	850	946,586
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	400	355,553
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A
6.000%	01/15/30		1,460	1,463,065
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,675	$1,654,672
5.875%	10/15/27		2,266	2,266,298
8.625%	03/15/31		975	1,039,061
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28		200	202,344
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30		1,085	1,031,075
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
3.875%	10/15/30		13,225	10,052,092
4.000%	04/15/31		805	604,134
4.875%	06/15/29		1,000	847,380
10.000%	10/15/32		2,094	2,090,997
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		1,400	1,549,062
10.750%	12/15/30		4,419	4,884,129
11.000%	11/15/29		4,446	4,960,281
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes
6.250%	03/25/29		270	268,650
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	04/15/25(oo)	EUR	1,300	1,400,391
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29		1,366	1,366,634
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		100	115,876
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		3,320	3,544,513
8.750%	03/15/32		1,218	1,464,872
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		25	25,402
Telefonica Europe BV (Spain),
Gtd. Notes
7.125%(ff)	08/23/28(oo)	EUR	300	354,150
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		55	39,887
5.050%	07/15/33		210	208,462
Turkcell Iletisim Hizmetleri A/S (Turkey),
Sr. Unsec’d. Notes
5.800%	04/11/28		250	242,345
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,300	1,505,974
4.500%	07/15/31	GBP	2,100	2,285,700

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		450	$458,501
				50,944,690
Transportation — 0.0%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,450	1,706,292
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	500	478,665
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	700	771,130
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	475,829
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		365	367,208
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	97,252
0.400%	12/19/36	EUR	229	205,294
1.875%	05/25/32	EUR	600	586,503
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	300	250,147
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	800	588,377
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	1,400	1,439,437
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		1,825	1,755,257
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		175	179,528
7.125%	02/01/32		495	507,749
				9,408,668
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		780	789,479
5.550%	05/01/28		195	199,504
5.750%	05/24/26		490	495,437
6.050%	08/01/28		350	363,146
				1,847,566
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
9.000%	01/20/31(a)		800	$839,200

Total Corporate Bonds (cost $1,035,602,976)				1,024,730,724
Floating Rate and Other Loans — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.075%(c)	01/28/32		1,550	1,527,719
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.172%(c)	11/17/28		970	936,766
Term B Loan, 3 Month SOFR + 5.000%
9.414%(c)	11/17/28		4,175	4,047,140
				6,511,625
Computers — 0.0%
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
7.323%(c)	03/01/29		2,224	2,110,972
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%
7.322%(c)	03/18/30		1,759	1,754,291
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		171	153,562
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.819%(c)	01/18/28		198	192,526
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%
9.675%(c)	02/01/27		219	214,289
Retail — 0.0%
Peer Holding III BV (Netherlands),
Term B-6 Loan
—%(p)	07/01/31		6,000	6,472,930
Telecommunications — 0.1%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%
10.191%(c)	05/25/27		1,347	1,314,274
Zegona Holdco Limited (United Kingdom),
Facility B (EUR) Loan, 1 Month EURIBOR + 4.250%
6.119%(c)	07/17/29	EUR	8,050	8,668,193
				9,982,467

Total Floating Rate and Other Loans (cost $27,257,908)				27,392,662

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	235	$253,005
Oklahoma — 0.0%
Oklahoma Development Finance Authority,
Taxable, Revenue Bonds, Series 2022-PSO, Class A1
4.135%	12/01/33	4,229	4,158,448
Taxable, Revenue Bonds, Series 2022-PSO, Class A2
4.623%	06/01/44	3,285	3,103,789
			7,262,237

Total Municipal Bonds (cost $7,442,420)			7,515,242
Residential Mortgage-Backed Securities — 0.1%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	484	412,288
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.959%(c)	10/18/42	800	798,501
Chase Home Lending Mortgage Trust,
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64	164	145,498
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	1,067	865,973
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	452	444,915
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	737	634,404
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.590%(c)	03/25/42	130	140,776
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.590%(c)	03/25/42	100	106,188
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(cc)	05/27/37	65	63,494
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.790%(c)	04/25/34	117	118,507
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.340%(c)	11/25/41	90	90,338
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—(r)	42
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.440%(c)	09/25/41	430	$432,421
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.690%(c)	12/25/41	200	201,750
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.447%(cc)	05/25/48	2,504	2,346,782
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43	56	8,503
Series 4910, Class MI, IO
4.000%	08/25/49	76	15,569
Series 5020, Class IH, IO
3.000%	08/25/50	352	58,405
GS Mortgage-Backed Securities Trust,
Series 2020-INV01, Class A14, 144A
2.902%(cc)	10/25/50	587	500,336
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	818	663,723
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	848	687,882
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	228	205,622
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
5.265%(c)	08/25/50	117	110,396
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	194	174,109
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	268	232,932
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.240%(c)	04/25/34	187	189,497
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.786%(cc)	08/25/47	617	580,022
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	180	168,271
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	4	3,627
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	320	299,418
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	51	49,387
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.435%(c)	10/25/59	18	18,599

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51		846	$686,067
Verus Securitization Trust,
Series 2019-INV03, Class A1, 144A
3.692%(cc)	11/25/59		101	99,756
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66		231	202,363
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		454	388,693
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		448	428,054

Total Residential Mortgage-Backed Securities (cost $14,096,661)				12,573,108
Sovereign Bonds — 1.4%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	1,500	1,582,841
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,500	1,428,885
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 168
3.500%	12/21/34	AUD	7,520	4,371,877
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	200	216,146
4.690%	10/28/34	EUR	200	223,396
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	380,345
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	1,600	1,843,158
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		930	946,861
7.500%	02/12/36		930	969,525
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	400	372,198
3.375%	11/25/32	EUR	500	543,436
3.375%	05/25/34	EUR	700	750,043
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,530	4,484,700
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	496,344
5.000%	03/05/37		630	608,933
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	720	831,087
Sr. Unsec’d. Notes, Series 12.5
4.875%	05/13/36	EUR	275	320,867
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	50	$30,682
Sr. Unsec’d. Notes, Series 7Y
4.125%	09/23/29	EUR	900	1,021,527
Bundesschatzanweisungen (Germany),
Bonds
2.000%	12/10/26	EUR	4,600	4,969,868
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	600	425,249
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32(a)		4,200	3,624,600
3.750%	01/14/32	EUR	573	618,346
3.875%	07/09/31	EUR	200	218,260
China Government Bond (China),
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	80,178
3.950%	06/29/43	CNH	18,500	3,084,769
4.000%	11/30/35	CNH	5,000	804,766
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,460	1,351,886
City of Montreal Canada (Canada),
Unsec’d. Notes
3.150%	09/01/28	CAD	500	351,103
4.400%	12/01/43	CAD	700	484,708
City of Toronto Canada (Canada),
Unsec’d. Notes
2.600%	09/24/39	CAD	300	172,976
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	650	399,271
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		1,900	1,482,000
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,070	2,246,125
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		1,630	1,650,375
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	101,372
1.125%	03/04/33	EUR	200	185,173
1.500%	06/17/31	EUR	2,205	2,177,431
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,900	2,235,898
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	124,400	5,667,642
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	29,360	1,304,483
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		4,630	4,217,328

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		3,400	$3,096,958
6.950%	03/15/37		1,177	1,188,770
7.050%	02/03/31		200	206,800
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes
2.250%	01/30/35		442	377,967
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31		1,100	900,234
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.900%	09/09/50		295	213,137
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	255	290,955
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		540	501,120
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, Series 10Y, 144A
3.000%	09/15/34	EUR	340	364,998
French Republic Government Bond OAT (France),
Bonds, 144A
2.500%	09/24/27	EUR	812	882,316
2.750%	02/25/30	EUR	337	364,522
3.000%	06/25/49	EUR	666	615,069
3.250%	05/25/55	EUR	494	457,221
4.750%	04/25/35	EUR	10,945	13,156,187
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	4,400	4,118,640
3.375%	06/15/34	EUR	126	135,415
4.125%	06/15/54	EUR	753	791,218
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	152,040
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	4,000	585,842
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	2,050,490	5,397,745
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.125%	05/22/28		200	204,860
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	198,750
6.750%	09/25/52		200	205,128
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	1,000	1,055,349
Sr. Unsec’d. Notes, Series 12YR
1.625%	04/28/32	EUR	2,290	2,098,164
Sr. Unsec’d. Notes, Series 6Y
4.000%	07/25/29	EUR	2,300	2,526,533
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	1,000	$996,278
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	1,100	948,570
3.875%	01/15/33	EUR	747	796,625
4.125%	01/15/37	EUR	3,000	3,136,040
5.600%	01/15/35(a)		3,500	3,591,000
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,080	4,472,144
4.625%	04/15/43		310	274,815
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	100	86,624
1.500%	01/18/27	EUR	100	105,030
6.500%	11/06/31		542	572,487
6.875%	10/21/34	GBP	200	280,142
Sr. Unsec’d. Notes, Series 05YR
5.375%	02/19/30		823	828,838
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		3,800	3,763,900
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	560	639,536
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	5,680	5,232,170
Sr. Unsec’d. Notes, Series 10YR
3.850%	07/01/34	EUR	8,630	9,449,327
Sr. Unsec’d. Notes, Series 11YR
3.850%	02/01/35	EUR	8,820	9,604,302
Sr. Unsec’d. Notes, Series 15Y, 144A
4.150%	10/01/39	EUR	178	192,374
Sr. Unsec’d. Notes, Series 16Y, 144A
0.950%	03/01/37	EUR	910	707,523
3.250%	03/01/38	EUR	10,185	10,151,270
Sr. Unsec’d. Notes, Series 26YR, 144A
3.350%	03/01/35	EUR	65	68,054
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	147	152,901
Sr. Unsec’d. Notes, Series 5Y
3.000%	10/01/29	EUR	958	1,041,801
3.350%	07/01/29	EUR	465	513,673
Sr. Unsec’d. Notes, Series 7Y, 144A
3.500%	02/15/31	EUR	8,470	9,324,398
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	875	835,558
6.625%	03/22/48	EUR	2,545	2,136,599
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	420	460,962
Japan Government Ten Year Bond (Japan),
Bonds, Series 370
0.500%	03/20/33	JPY	864,500	5,419,809

A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	1,098,950	$5,243,014
Bonds, Series 84
2.100%	09/20/54	JPY	705,250	4,324,389
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	1,413,750	8,493,015
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	185	167,390
2.375%	11/09/28	EUR	1,670	1,758,532
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	738	774,431
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	345	340,165
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	2,330	2,557,548
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	600	537,852
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	700	699,430
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	1,000	1,160,408
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	117,000	5,372,255
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,600	2,474,014
2.250%	08/12/36	EUR	735	596,233
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
2.375%	12/15/27		9,700	8,960,375
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
6.750%	10/28/27		900	932,625
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	174,500
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
5.400%	11/15/28(a)		2,100	2,147,250
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	2,655	2,304,935
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,520	1,489,491
1.200%	04/28/33	EUR	1,170	1,025,381
3.625%	02/04/32	EUR	3,355	3,566,090
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, Series 11Y, 144A
2.875%	10/20/34	EUR	420	$443,059
Province of Alberta (Canada),
Unsec’d. Notes
3.100%	06/01/50	CAD	500	286,520
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	1,000	528,364
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	1,000	575,682
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.450%	06/01/45	CAD	1,000	614,906
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	12/02/52	CAD	303	154,588
3.650%	06/02/33	CAD	9,790	6,917,812
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	9,550	6,704,177
Unsec’d. Notes
3.500%	12/01/45	CAD	102	63,691
3.500%	12/01/48	CAD	1,500	924,516
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	1,000	598,150
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, Series 33
6.500%	03/14/33	AUD	1,000	692,696
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,178	1,158,980
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
2.900%	02/20/33	EUR	201	216,768
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	718	847,844
6.000%	08/04/28	GBP	1,436	1,896,819
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/17/49		690	508,765
Sr. Unsec’d. Notes, Series 10YR
2.875%	10/17/29		400	371,598
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		620	642,154
Sr. Unsec’d. Notes, Series 30YR
3.875%	05/06/51		998	696,588
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	1,210	1,348,906
Sr. Unsec’d. Notes, Series 10Y
3.625%	01/11/34	EUR	930	1,013,312
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		1,100	1,034,825

A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.624%	05/26/30	EUR	35	$35,278
5.500%	09/18/28	EUR	1,450	1,625,113
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	45	39,219
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	2,000	1,805,717
3.875%	10/29/35	EUR	45	39,219
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,175	960,049
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		4,800	3,948,000
3.125%	05/15/27	EUR	1,875	1,996,392
6.500%	09/26/33		2,270	2,333,855
Sr. Unsec’d. Notes, 144A
6.000%	06/12/34		1,360	1,345,557
6.250%	05/26/28		880	897,160
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	1,200	1,283,411
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	400	439,116
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	53	51,904
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	300	336,770
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		1,400	1,403,500
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	1,100	1,004,678
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
3.500%	05/31/29	EUR	813	911,178
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	6,300	3,592,511
1.200%	10/31/40	EUR	440	332,365
1.900%	10/31/52	EUR	600	418,982
3.450%	10/31/34	EUR	6,880	7,515,088
3.450%	07/30/43	EUR	368	373,828
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	130,690
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	196,850	6,195,335
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	11/20/34	AUD	1,000	487,434
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes
6.500%	01/03/35		2,100	$1,946,973
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	07/31/35	GBP	14,050	12,192,557
4.375%	07/31/54	GBP	4,190	4,679,995

Total Sovereign Bonds (cost $324,879,749)				316,807,263
U.S. Government Agency Obligations — 0.6%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		483	426,142
2.000%	02/01/51		3,954	3,152,782
2.000%	04/01/51		4,325	3,457,770
2.000%	05/01/51		1,086	865,899
2.500%	07/01/50		1,119	940,989
2.500%	10/01/50		285	239,578
2.500%	08/01/51		510	427,397
2.500%	11/01/51		1,235	1,046,005
3.500%	09/01/42		1	531
3.500%	10/01/42		1	1,342
3.500%	05/01/52		869	785,302
4.000%	10/01/40		1	1,038
4.000%	10/01/40		2	1,766
4.000%	12/01/40		1	808
4.000%	10/01/47		2	1,452
4.500%	10/01/39		231	228,270
4.500%	09/01/50		6,487	6,300,189
5.000%	07/01/33		—(r)	121
5.000%	11/01/33		1	510
5.000%	11/01/33		1	692
5.000%	11/01/33		1	1,116
5.000%	11/01/33		1	1,380
5.000%	12/01/35		—(r)	366
5.000%	04/01/40		2	1,721
5.000%	07/01/40		1	1,314
5.000%	07/01/41		2	1,654
5.000%	09/01/52		2,798	2,751,092
6.000%	10/01/32		—(r)	22
6.000%	03/01/33		1	1,347
6.000%	06/01/37		—(r)	257
6.000%	07/01/38		1	1,184
6.250%	07/15/32		180	203,238
6.500%	01/01/54		2,295	2,368,168
6.750%	03/15/31		1,865	2,122,045
7.000%	06/01/32		—(r)	252
7.000%	06/01/32		—(r)	334
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 9.435%, Floor 1.750%)
6.750%(c)	02/01/35		—(r)	464
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.815% (Cap 10.720%, Floor 1.815%)
6.525%(c)	01/01/37		1	829
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.831% (Cap 10.038%, Floor 1.831%)
6.859%(c)	03/01/36		1	907

A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.916% (Cap 10.575%, Floor 1.916%)
6.916%(c)	02/01/37	1	$699
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.944% (Cap 11.011%, Floor 1.944%)
6.579%(c)	12/01/36	—(r)	275
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.031% (Cap 11.126%, Floor 2.031%)
6.796%(c)	11/01/36	1	1,157
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.220% (Cap 11.100%, Floor 2.220%)
7.183%(c)	02/01/37	1	1,106
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
7.078%(c)	10/01/36	—(r)	162
Federal National Mortgage Assoc.
2.000%	10/01/50	627	502,757
2.000%	12/01/50	6,024	4,832,031
2.000%	01/01/51	1,149	921,662
2.000%	02/01/51	4,231	3,389,020
2.000%	03/01/51	2,061	1,650,078
2.000%	04/01/51	4,158	3,327,792
2.000%	05/01/51	3,497	2,795,314
2.500%	07/01/50	78	65,189
2.500%	10/01/50	5,851	4,948,083
2.500%	05/01/51	2,120	1,773,813
2.500%	06/01/51	1,972	1,648,609
2.500%	07/01/51	1,158	969,698
2.500%	11/01/51	5,936	4,977,279
2.500%	01/01/52	322	268,645
2.500%	01/01/52	780	656,491
2.500%	04/01/52	1,462	1,217,869
3.000%	08/01/27	1	1,372
3.000%	08/01/27	1	1,451
3.000%	11/01/27	1	1,378
3.000%	02/01/43	2	1,779
3.000%	12/01/44	1	730
3.000%	11/01/46	1,666	1,474,909
3.000%	01/01/47	965	854,286
3.000%	07/01/52	10,316	9,026,390
3.500%	01/01/34	2	1,627
3.500%	07/01/43	129	119,932
3.500%	01/01/52	1,041	945,033
4.500%	12/01/39	86	84,975
4.500%	09/01/40	155	153,452
4.500%	11/01/47	363	353,836
5.000%	09/01/25	—(r)	4
5.000%	04/01/34	1	1,421
5.000%	07/01/34	1	1,506
5.000%	07/01/37	1	1,395
5.000%	02/01/53	9,075	8,918,641
5.000%	02/01/54	8,926	8,767,307
5.298%	08/01/41	22	22,618
5.500%	01/01/36	1	1,010
5.500%	03/01/36	1	1,271
5.500%	03/01/36	2	1,536
5.500%	11/01/36	1	630
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	08/01/37	2	$1,677
5.500%	09/01/41	—(r)	491
5.500%	09/01/53	7,919	7,918,954
6.000%	11/01/32	2	1,638
6.000%	03/01/33	2	1,598
6.000%	04/01/33	2	1,742
6.000%	02/01/34	16	17,040
6.000%	08/01/34	1	1,323
6.000%	11/01/34	1	1,113
6.000%	11/01/34	71	73,554
6.000%	04/01/36	—(r)	8
6.000%	12/01/36	1	1,257
6.000%	01/01/37	—(r)	10
6.000%	02/01/37	2	2,026
6.000%	05/01/37	—(r)	29
6.000%	05/01/37	1	1,311
6.000%	05/01/38	23	24,051
6.000%	12/01/38	1	915
6.000%	04/01/39	1	1,431
6.000%	12/01/52	662	675,966
6.000%	12/01/53	7,045	7,166,714
6.000%	07/01/54	10,177	10,438,651
6.500%	07/01/32	1	850
6.500%	12/01/32	1	1,191
6.500%	07/01/36	—(r)	456
6.500%	10/01/36	1	1,358
6.500%	10/01/36	24	24,711
6.500%	11/01/36	1	1,316
6.500%	12/01/36	1	640
6.625%	11/15/30	855	963,265
6.758%	02/01/39	7	7,249
7.000%	01/01/31	—(r)	20
7.000%	04/01/32	—(r)	24
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
6.215%(c)	12/01/35	1	807
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.525% (Cap 9.849%, Floor 1.525%)
7.029%(c)	07/01/35	—(r)	439
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
7.530%(c)	08/01/37	—(r)	478
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.871% (Cap 11.075%, Floor 1.871%)
7.811%(c)	08/01/36	1	1,344
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.733%, Floor 1.892%)
6.807%(c)	12/01/35	1	720
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	140	100,752
Government National Mortgage Assoc.
2.000%	01/20/51	4,497	3,679,909
2.000%	01/20/52	3,034	2,482,884
2.500%	11/20/49	311	266,628
2.500%	04/20/51	838	715,683
2.500%	08/20/51	964	822,748
2.500%	09/20/51	1,517	1,294,961

A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	11/20/51	1,422	$1,213,201
3.000%	06/15/43	1	875
3.000%	09/20/43	175	158,260
3.000%	01/20/44	18	16,476
3.000%	05/20/45	1,058	951,826
3.000%	01/20/50	131	116,764
3.000%	05/20/51	554	491,112
3.000%	06/20/51	432	382,911
3.000%	10/20/51	1,883	1,668,356
3.500%	08/20/42	138	129,429
3.500%	05/20/43	94	87,905
3.500%	03/20/44	1	912
3.500%	05/20/46	1	1,292
3.500%	12/20/47	797	736,313
3.500%	12/20/49	—(r)	456
3.500%	12/20/49	1	1,261
3.500%	12/20/49	2	1,810
4.000%	09/20/25	—(r)	365
4.000%	11/20/25	1	1,161
4.000%	01/20/26	—(r)	444
4.000%	10/20/40	13	12,446
4.000%	02/20/41	15	14,219
4.000%	03/20/41	59	56,779
4.000%	07/20/47	166	157,611
4.500%	05/15/39	1	1,426
4.500%	09/20/39	1	624
4.500%	05/20/40	110	108,318
4.500%	06/15/40	1	632
4.500%	07/15/40	—(r)	444
4.500%	07/15/40	2	1,530
4.500%	02/20/41	151	148,383
4.500%	03/20/41	359	353,299
4.500%	05/20/41	1	500
4.500%	05/20/41	11	10,998
4.500%	06/20/41	2	1,927
4.500%	08/20/41	130	127,370
4.500%	02/20/42	1	601
4.500%	06/20/43	1	753
4.500%	06/20/44	1	707
4.500%	10/20/44	1	683
4.500%	01/20/45	1	629
4.500%	03/20/46	1	973
4.500%	05/20/46	1	787
5.000%	11/15/33	1	716
5.000%	08/15/39	2	1,756
5.000%	10/20/39	1	1,166
5.000%	07/15/40	2	1,772
5.000%	06/20/48	50	49,894
5.500%	10/20/32	—(r)	218
5.500%	03/20/34	1	751
5.500%	09/20/48	1	822
5.500%	04/20/53	5,814	5,842,433
8.500%	06/15/26	—(r)	52
Tennessee Valley Authority, H15T30Y + 0.840%
2.216%(c)	05/01/29	2	37,390
Tennessee Valley Authority, H15T30Y + 0.940%
2.134%(c)	06/01/28	4	84,098
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	639	$618,900

Total U.S. Government Agency Obligations (cost $142,496,387)			140,325,159
U.S. Treasury Obligations — 4.0%
U.S. Treasury Bonds
2.250%	08/15/49	9,090	5,861,630
2.375%	11/15/49(h)	56,970	37,680,314
2.375%	05/15/51	10,500	6,866,016
3.000%	11/15/44	14,745	11,613,991
3.000%	02/15/49	34,225	25,877,309
3.375%	08/15/42	14,860	12,740,128
3.375%	11/15/48	5,040	4,090,275
3.875%	02/15/43	8,680	7,944,912
4.000%	11/15/42	29,909	27,899,489
4.125%	08/15/44(h)(k)	141,665	132,744,532
4.125%	08/15/53	816	751,995
4.375%	08/15/43(h)	3,285	3,201,848
4.500%	02/15/44	30,825	30,458,953
4.500%	11/15/54(h)	44,015	43,368,530
4.625%	11/15/44(h)	8,170	8,181,489
4.750%	11/15/43	20,162	20,599,893
U.S. Treasury Notes
1.250%	06/30/28	1,465	1,347,686
2.750%	08/15/32	785	717,784
3.250%	06/30/29	4	3,894
3.500%	09/30/26	885	879,123
3.500%	09/30/29	2,721	2,671,682
3.500%	02/15/33(h)	12,295	11,776,305
4.125%	10/31/26	3,881	3,891,006
4.125%	01/31/27	25,130	25,215,403
4.125%	11/15/27(k)	247,650	249,081,727
4.125%	02/29/32	1,187	1,190,053
4.250%	11/30/26(h)(k)	143,000	143,698,242
4.250%	01/31/30	2,400	2,430,937
4.250%	11/15/34(h)	7,760	7,784,250
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38	855	475,149
1.963%(s)	08/15/41	10,650	4,896,025
3.825%(s)	05/15/41(h)	37,655	17,561,435
4.053%(s)	11/15/40	6,620	3,176,364
4.500%(s)	05/15/46	1,615	584,596
4.577%(s)	05/15/44	25,165	10,033,110
4.704%(s)	05/15/43	10,835	4,548,784
4.810%(s)	11/15/42	32,700	14,074,169
4.920%(s)	08/15/48	1,420	462,469
4.928%(s)	11/15/45	455	168,775
5.001%(s)	11/15/43	4,835	1,979,001
5.155%(s)	02/15/42	25,000	11,201,319
5.248%(s)	08/15/43	25,000	10,361,222

Total U.S. Treasury Obligations (cost $914,475,669)			910,091,814

Total Long-Term Investments (cost $19,670,946,445)			20,633,093,866

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Short-Term Investments — 11.4%
Affiliated Mutual Funds — 10.8%
PGIM Core Ultra Short Bond Fund(wa)	2,276,278,324	$2,276,278,324
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $200,194,750; includes $199,527,865 of cash collateral for securities on loan)(b)(wa)	200,319,292	200,199,100

Total Affiliated Mutual Funds (cost $2,476,473,074)		2,476,477,424

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.6%
U.S. Treasury Bills
4.257%	04/22/25	210	209,479
4.232%	05/15/25(h)	150	149,224
4.217%	06/17/25(k)	146,000	144,697,971

Total U.S. Treasury Obligations (cost $145,056,202)				145,056,674

Options Purchased*~ — 0.0%
(cost $682,477)	993,808

Total Short-Term Investments (cost $2,622,211,753)	2,622,527,906

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.1% (cost $22,293,158,198)	23,255,621,772

Options Written*~ — (0.0)%
(premiums received $2,914,724)	(3,341,581)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.1% (cost $22,290,243,474)	23,252,280,191

Liabilities in excess of other assets(z) — (1.1)%	(242,288,833)

Net Assets — 100.0%	$23,009,991,358

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
AONIA	Australian Overnight Index Average
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
COOIS	Colombia Overnight Interbank Reference Rate
COP	Certificates of Participation
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IG	Investment Grade
IO	Interest Only (Principal amount represents notional)
A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $194,227,197; cash collateral of $199,527,865 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
CSC Holdings LLC, Gtd. Notes, 144A, 3.375%, 02/15/31	06/16/22	$1,204,839	$1,142,538	0.0%
CSC Holdings LLC, Gtd. Notes, 144A, 4.125%, 12/01/30	06/07/24	270,938	308,109	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.375%, 02/01/28	06/06/24	545,563	618,426	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.500%, 04/15/27	12/10/21-11/06/24	1,466,179	1,504,058	0.0
A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(x) Restricted Securities (continued):
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
CSC Holdings LLC, Gtd. Notes, 144A, 6.500%, 02/01/29	04/19/21	$240,401	$194,995	0.0%
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	09/23/21	1,503,500	764,718	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 5.750%, 01/15/30	09/27/21	1,015,000	530,172	0.0
Total		$6,246,420	$5,063,016	0.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	27.00		—	EUR	4,304	$3
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.60		—	EUR	4,304	62
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	4,358	186
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	4,358	186
Currency Option EUR vs USD	Call	JPM	05/05/25	1.12		—	EUR	17,431	32,591
Currency Option USD vs BRL	Call	JPM	04/09/25	6.80		—		2,166	14
Currency Option USD vs BRL	Call	MSI	04/10/25	7.00		—		4,325	17
Currency Option USD vs BRL	Call	MSI	04/23/25	7.00		—		4,306	190
Currency Option USD vs CNH	Call	MSI	06/26/25	7.35		—		25,657	92,692
Currency Option USD vs COP	Call	HSBC	04/10/25	4,800.00		—		4,325	68
Currency Option USD vs COP	Call	HSBC	04/10/25	4,850.00		—		4,325	46
Currency Option USD vs COP	Call	MSI	04/15/25	4,900.00		—		4,294	98
Currency Option USD vs IDR	Call	JPM	04/22/25	18,400.00		—		4,299	123
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		16,407	66,168
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,600.00		—		4,341	7
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,600.00		—		4,291	103
Currency Option USD vs MXN	Call	CITI	04/03/25	26.30		—		4,374	—
Currency Option USD vs MXN	Call	CITI	04/08/25	25.00		—		4,341	19
Currency Option USD vs MXN	Call	CITI	04/10/25	23.50		—		4,319	215
Currency Option USD vs MXN	Call	MSI	04/15/25	24.00		—		4,294	266
Currency Option USD vs MXN	Call	MSI	04/29/25	24.00		—		2,134	466
Currency Option USD vs TRY	Call	JPM	04/18/25	75.00		—		4,294	2,607
Currency Option USD vs TRY	Call	GSI	04/25/25	75.00		—		2,997	2,192
Currency Option USD vs BRL	Put	CITI	04/01/25	5.15		—		4,300	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		6,447	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		2,609	—
Currency Option USD vs BRL	Put	MSI	04/01/25	6.00		—		4,300	215,730
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.00		—		4,300	34
Currency Option USD vs BRL	Put	JPM	04/24/25	5.00		—		4,285	35
Currency Option USD vs BRL	Put	MSI	04/29/25	5.00		—		13,295	158
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		3,995	1
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50		—		25,657	460
Currency Option USD vs COP	Put	MSI	04/10/25	3,500.00		—		4,312	—
Currency Option USD vs IDR	Put	JPM	04/22/25	16,200.00		—		4,299	3,010
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		25,696	1,724
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		7,111	477
Currency Option USD vs ZAR	Put	JPM	04/24/25	16.50		—		4,301	50
Currency Option USD vs ZAR	Put	JPM	04/28/25	16.30		—		4,276	33
Total OTC Traded (cost $533,236)									$420,031

A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%		23,745	$18,496
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%		2,860	2,228
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%		14,565	77,690
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%		1,755	9,361
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%		9,480	62,019
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%		1,140	7,458
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%		7,190	101,774
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%		865	12,244
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)		23,745	2,850
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)		2,860	343
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.02%	1 Day TONAR(A)/ 0.476%	1.02%(A)	JPY	878,150	18,210
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.52%	1 Day TONAR(A)/ 0.476%	1.52%(A)	JPY	878,150	1,480
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)		19,100	65,186
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)		2,305	7,867
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)		28,030	14,630
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)		3,385	1,767
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)		17,225	62,561
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)		2,075	7,536
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)		17,225	8,515
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)		2,075	1,026
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)		31,600	45,268
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)		31,600	45,268
Total OTC Swaptions (cost $149,241)									$573,777
Total Options Purchased (cost $682,477)									$993,808
A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	127	318	$(117,475)
3 Month SOFR	Call	12/12/25	$96.25	15	38	(13,875)
3 Month SOFR	Put	12/12/25	$96.25	127	318	(78,581)
3 Month SOFR	Put	12/12/25	$96.25	15	38	(9,281)
Total Exchange Traded (premiums received $217,219)						$(219,212)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	25.08		—	EUR	4,304	$(7,612)
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.20		—	EUR	4,304	(18,558)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	4,358	(79,658)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	4,358	(79,658)
Currency Option EUR vs USD	Call	JPM	05/05/25	1.15		—	EUR	17,431	(8,483)
Currency Option USD vs BRL	Call	JPM	04/09/25	5.93		—		2,166	(2,888)
Currency Option USD vs BRL	Call	MSI	04/10/25	6.00		—		4,325	(3,823)
Currency Option USD vs BRL	Call	MSI	04/23/25	5.90		—		4,306	(22,651)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		4,325	(20,739)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		4,325	(20,739)
Currency Option USD vs COP	Call	MSI	04/15/25	4,200.00		—		4,294	(47,139)
Currency Option USD vs IDR	Call	JPM	04/22/25	16,400.00		—		4,299	(66,418)
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,460.00		—		4,341	(48,736)
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,450.00		—		4,291	(75,939)
Currency Option USD vs MXN	Call	CITI	04/08/25	20.70		—		4,341	(23,527)
Currency Option USD vs MXN	Call	CITI	04/10/25	20.50		—		4,319	(41,486)
Currency Option USD vs MXN	Call	MSI	04/15/25	20.30		—		4,294	(70,259)
Currency Option USD vs MXN	Call	MSI	04/29/25	21.00		—		2,134	(16,136)
Currency Option USD vs TRY	Call	JPM	04/18/25	39.20		—		4,294	(70,687)
Currency Option USD vs TRY	Call	GSI	04/25/25	39.60		—		2,997	(60,442)
Currency Option USD vs BRL	Put	CITI	04/01/25	6.00		—		4,300	(215,730)
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.60		—		4,300	(17,901)
Currency Option USD vs BRL	Put	JPM	04/24/25	5.70		—		4,285	(44,778)
Currency Option USD vs BRL	Put	MSI	04/29/25	6.05		—		13,295	(747,471)
Currency Option USD vs CNH	Put	MSI	06/26/25	7.15		—		25,657	(130,087)
Currency Option USD vs COP	Put	MSI	04/10/25	4,300.00		—		4,312	(125,636)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		16,407	(233,796)
Currency Option USD vs ZAR	Put	JPM	04/24/25	18.00		—		4,301	(21,067)
Currency Option USD vs ZAR	Put	JPM	04/28/25	18.30		—		4,276	(52,150)
Total OTC Traded (premiums received $2,275,822)									$(2,374,194)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	23,745	$(39,587)
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	2,860	(4,768)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	29,130	(80,922)
A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)		3,510	$(9,751)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)		9,480	(26,847)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)		1,140	(3,228)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)		9,480	(37,902)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)		1,140	(4,558)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)		14,380	(102,617)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)		1,730	(12,345)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)		31,600	(3,994)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)		31,600	(3,994)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%		23,745	(10,799)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%		2,860	(1,301)
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.27%	1.27%(A)	1 Day TONAR(A)/ 0.476%	JPY	1,756,300	(10,864)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%		38,200	(58,474)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%		4,610	(7,057)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%		55,510	(8,708)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%		6,700	(1,051)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%		34,450	(47,790)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%		4,150	(5,757)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	04/16/25	$103.50	5.00%(Q)	CDX.NA.HY.43.V1(Q)		10,870	(25,506)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY.43.V1(Q)		12,530	(55,806)
A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	61,830	$(42,848)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	7,000	(4,851)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.63%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	61,010	(31,999)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	31,600	(8,155)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	31,600	(8,155)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	05/21/25	0.75%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	61,740	(39,021)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	05/21/25	0.78%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	61,690	(49,520)
Total OTC Swaptions (premiums received $421,683)								$(748,175)
Total Options Written (premiums received $2,914,724)								$(3,341,581)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
705	2 Year Canadian Government Bonds	Jun. 2025	$51,868,854	$198,541
1,391	2 Year U.S. Treasury Notes	Jun. 2025	288,176,080	1,006,510
70	5 Year Euro-Bobl	Jun. 2025	8,915,643	21,950
5,999	5 Year U.S. Treasury Notes	Jun. 2025	648,829,344	7,011,131
14	10 Year Canadian Government Bonds	Jun. 2025	1,207,811	(2,842)
28	10 Year Euro-Bund	Jun. 2025	3,900,509	42,084
2	10 Year Japanese Bonds	Jun. 2025	1,845,456	2,534
43	10 Year U.K. Gilt	Jun. 2025	5,092,944	10,502
4,159	10 Year U.S. Treasury Notes	Jun. 2025	462,558,781	7,109,174
2,173	10 Year U.S. Ultra Treasury Notes	Jun. 2025	247,993,625	2,894,098
2,674	20 Year U.S. Treasury Bonds	Jun. 2025	313,610,063	5,299,072
46	30 Year Euro Buxl	Jun. 2025	5,931,969	(343,039)
407	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	49,755,750	353,351
886	Euro Schatz Index	Jun. 2025	102,466,291	54,538
60	Euro-BTP Italian Government Bond	Jun. 2025	7,624,463	(124,751)
3,430	Mini MSCI EAFE Index	Jun. 2025	414,395,450	(11,305,821)
673	Russell 2000 E-Mini Index	Jun. 2025	68,211,915	(1,148,087)
4,243	S&P 500 E-Mini Index	Jun. 2025	1,199,336,988	(6,890,704)
				4,188,241
Short Positions:
213	3 Month CME SOFR	Jun. 2025	50,953,594	7,621
8	3 Month CME SOFR	Sep. 2025	1,918,400	(7,915)
8	3 Month CME SOFR	Dec. 2025	1,923,800	(10,015)
8	3 Month CME SOFR	Mar. 2026	1,927,500	(11,415)
8	3 Month CME SOFR	Jun. 2026	1,929,900	(12,209)
75	1 Year Eris SOFR Swap Futures	Sep. 2025	7,467,983	(11,391)
476	2 Year U.S. Treasury Notes	Jun. 2025	98,613,813	(300,927)
97	5 Year Euro-Bobl	Jun. 2025	12,354,534	89,197
250	5 Year U.S. Treasury Notes	Jun. 2025	27,039,063	(168,513)
600	10 Year Euro-Bund	Jun. 2025	83,582,327	(264,667)
104	10 Year U.S. Treasury Notes	Jun. 2025	11,566,750	(71,687)
A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Futures contracts outstanding at March 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
41	10 Year U.S. Ultra Treasury Notes	Jun. 2025	$4,679,125	$(14,803)
457	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	55,868,250	(837,297)
91	British Pound Currency	Jun. 2025	7,343,131	(114,945)
85	Canadian Dollar Currency	Jun. 2025	5,935,550	(4,937)
1,012	Euro Currency	Jun. 2025	137,404,300	(3,832,731)
				(5,566,634)
				$(1,378,393)
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/16/25	MSI	AUD	4,473	$2,807,353	$2,795,503	$—	$(11,850)
Expiring 04/16/25	MSI	AUD	1,132	699,285	707,110	7,825	—
Expiring 04/16/25	WBC	AUD	1,833	1,128,313	1,145,248	16,935	—
Expiring 04/22/25	BARC	AUD	4,848	3,057,860	3,029,728	—	(28,132)
Expiring 04/22/25	BNP	AUD	2,005	1,248,648	1,253,341	4,693	—
Brazilian Real,
Expiring 04/02/25	CITI	BRL	1,766	305,576	309,291	3,715	—
Expiring 04/02/25	GSI	BRL	110,508	19,158,401	19,356,415	198,014	—
Expiring 04/02/25	MSI	BRL	32,476	5,595,000	5,688,442	93,442	—
Expiring 05/05/25	GSI	BRL	143,856	25,069,895	25,044,585	—	(25,310)
Expiring 05/05/25	GSI	BRL	1,777	309,601	309,288	—	(313)
British Pound,
Expiring 04/22/25	BARC	GBP	245	316,137	316,375	238	—
Expiring 04/22/25	BNP	GBP	977	1,263,256	1,262,118	—	(1,138)
Expiring 04/22/25	CITI	GBP	1,416	1,836,321	1,828,940	—	(7,381)
Expiring 06/18/25	MSI	GBP	652	842,449	842,159	—	(290)
Canadian Dollar,
Expiring 04/16/25	CITI	CAD	1,125	788,936	782,028	—	(6,908)
Expiring 04/16/25	CITI	CAD	291	203,399	202,374	—	(1,025)
Chilean Peso,
Expiring 06/18/25	CITI	CLP	2,042,910	2,144,000	2,150,215	6,215	—
Chinese Renminbi,
Expiring 04/22/25	BARC	CNH	2,429	334,808	334,914	106	—
Expiring 05/21/25	CITI	CNH	7,298	1,006,936	1,008,105	1,169	—
Expiring 06/18/25	GSI	CNH	5,881	813,658	813,722	64	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	46,747,534	11,241,171	11,060,050	—	(181,121)
Expiring 06/18/25	TD	COP	19,026,015	4,559,000	4,501,386	—	(57,614)
Czech Koruna,
Expiring 04/22/25	BARC	CZK	119,416	4,970,000	5,175,716	205,716	—
Expiring 04/22/25	BARC	CZK	105,226	4,579,000	4,560,683	—	(18,317)
Expiring 04/22/25	MSI	CZK	50,608	2,193,747	2,193,435	—	(312)
Expiring 04/22/25	MSI	CZK	17,716	771,908	767,833	—	(4,075)
Expiring 06/18/25	CITI	CZK	18,708	812,093	811,887	—	(206)
Danish Krone,
Expiring 06/18/25	CITI	DKK	13,011	1,888,897	1,895,543	6,646	—
Euro,
Expiring 04/22/25	BNP	EUR	2,315	2,509,722	2,506,328	—	(3,394)
Expiring 04/22/25	BOA	EUR	2,591	2,830,000	2,805,380	—	(24,620)
Expiring 04/22/25	CITI	EUR	4,133	4,310,922	4,474,297	163,375	—
A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/22/25	CITI	EUR	4,125	$4,304,317	$4,465,635	$161,318	$—
Expiring 04/22/25	CITI	EUR	4,121	4,284,000	4,461,084	177,084	—
Expiring 04/22/25	CITI	EUR	4,108	4,284,000	4,447,118	163,118	—
Expiring 04/22/25	CITI	EUR	3,030	3,193,000	3,280,114	87,114	—
Expiring 04/22/25	CITI	EUR	2,110	2,176,127	2,284,240	108,113	—
Expiring 04/22/25	DB	EUR	2,599	2,822,000	2,813,602	—	(8,398)
Expiring 04/22/25	DB	EUR	1,968	2,134,000	2,130,932	—	(3,068)
Expiring 04/22/25	GSI	EUR	1,164	1,270,336	1,260,544	—	(9,792)
Expiring 04/22/25	GSI	EUR	287	302,083	310,861	8,778	—
Expiring 04/22/25	GSI	EUR	286	310,507	309,963	—	(544)
Expiring 04/22/25	HSBC	EUR	2,001	2,164,164	2,166,632	2,468	—
Expiring 04/22/25	HSBC	EUR	737	771,007	798,302	27,295	—
Expiring 04/22/25	HSBC	EUR	103	107,722	111,538	3,816	—
Expiring 04/22/25	MSI	EUR	2,733	2,883,000	2,958,175	75,175	—
Expiring 04/22/25	MSI	EUR	2,130	2,302,797	2,305,421	2,624	—
Expiring 04/22/25	MSI	EUR	2,081	2,164,195	2,252,845	88,650	—
Expiring 06/18/25	MSI	EUR	1,140	1,240,352	1,238,587	—	(1,765)
Expiring 06/18/25	MSI	EUR	1,019	1,113,934	1,106,627	—	(7,307)
Hong Kong Dollar,
Expiring 05/21/25	CITI	HKD	45,527	5,858,506	5,858,531	25	—
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	1,774,745	4,625,000	4,758,719	133,719	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	2,393,214	27,331,964	27,838,429	506,465	—
Expiring 06/18/25	JPM	INR	1,466,809	16,669,132	17,062,263	393,131	—
Indonesian Rupiah,
Expiring 04/24/25	CITI	IDR	53,750,804	3,298,000	3,222,848	—	(75,152)
Expiring 06/18/25	BOA	IDR	284,617,000	17,332,501	17,020,105	—	(312,396)
Expiring 06/18/25	HSBC	IDR	93,461,798	5,672,000	5,589,018	—	(82,982)
Israeli Shekel,
Expiring 04/16/25	CITI	ILS	10,833	2,955,997	2,914,665	—	(41,332)
Expiring 06/18/25	BARC	ILS	2,430	668,414	654,877	—	(13,537)
Japanese Yen,
Expiring 04/22/25	BARC	JPY	81,854	548,602	547,075	—	(1,527)
Expiring 04/22/25	BNP	JPY	189,505	1,262,108	1,266,565	4,457	—
Expiring 04/22/25	BNP	JPY	189,140	1,260,728	1,264,125	3,397	—
Expiring 04/22/25	BNY	JPY	125,101	829,343	836,116	6,773	—
Expiring 04/22/25	CITI	JPY	1,015,974	6,835,000	6,790,305	—	(44,695)
Expiring 04/22/25	CITI	JPY	81,105	544,399	542,072	—	(2,327)
Expiring 04/22/25	GSI	JPY	747,428	5,051,441	4,995,471	—	(55,970)
Expiring 04/22/25	GSI	JPY	373,714	2,525,720	2,497,735	—	(27,985)
Expiring 04/22/25	GSI	JPY	184,290	1,259,552	1,231,712	—	(27,840)
Expiring 04/22/25	MSI	JPY	1,008,771	6,772,500	6,742,164	—	(30,336)
Expiring 04/22/25	MSI	JPY	489,290	3,159,228	3,270,189	110,961	—
Expiring 05/21/25	GSI	JPY	143,626	981,631	963,061	—	(18,570)
Expiring 05/21/25	MSI	JPY	198,102	1,321,013	1,328,338	7,325	—
Expiring 05/21/25	MSI	JPY	92,379	610,712	619,432	8,720	—
Expiring 05/21/25	MSI	JPY	66,741	436,617	447,518	10,901	—
Expiring 05/21/25	MSI	JPY	52,349	346,196	351,019	4,823	—
Expiring 05/21/25	MSI	JPY	44,416	294,992	297,821	2,829	—
Expiring 05/21/25	MSI	JPY	1,311	8,542	8,793	251	—
Expiring 05/21/25	WBC	JPY	1,334,893	8,741,325	8,950,890	209,565	—
Expiring 05/21/25	WBC	JPY	3,838	25,374	25,734	360	—
Mexican Peso,
Expiring 06/18/25	BNP	MXN	108,196	5,316,000	5,231,875	—	(84,125)
A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/18/25	CITI	MXN	175,530	$8,518,185	$8,487,844	$—	$(30,341)
New Zealand Dollar,
Expiring 04/16/25	MSI	NZD	1,064	596,600	604,264	7,664	—
Expiring 04/22/25	SSB	NZD	8,826	5,058,456	5,013,627	—	(44,829)
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	20,905	5,664,000	5,679,079	15,079	—
Expiring 06/18/25	CITI	PEN	18,297	4,988,521	4,970,633	—	(17,888)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	836,688	14,598,568	14,585,843	—	(12,725)
Polish Zloty,
Expiring 04/22/25	MSI	PLN	22,460	5,543,000	5,794,531	251,531	—
Expiring 04/22/25	UAG	PLN	18,798	4,690,000	4,849,674	159,674	—
Singapore Dollar,
Expiring 04/22/25	BNP	SGD	4,217	3,162,325	3,142,455	—	(19,870)
Expiring 04/22/25	BNP	SGD	836	629,772	622,645	—	(7,127)
Expiring 05/21/25	CITI	SGD	6,976	5,189,722	5,206,213	16,491	—
South African Rand,
Expiring 04/22/25	GSI	ZAR	34,800	1,904,556	1,894,723	—	(9,833)
Expiring 06/18/25	HSBC	ZAR	164,896	8,958,824	8,936,597	—	(22,227)
South Korean Won,
Expiring 06/18/25	BNP	KRW	270,047	187,768	183,963	—	(3,805)
Swedish Krona,
Expiring 04/22/25	SSB	SEK	13,739	1,351,347	1,368,638	17,291	—
Expiring 06/18/25	MSI	SEK	74,853	7,451,945	7,481,571	29,626	—
Swiss Franc,
Expiring 06/18/25	CITI	CHF	922	1,051,314	1,052,393	1,079	—
Expiring 06/18/25	MSI	CHF	17,242	19,679,994	19,671,682	—	(8,312)
Turkish Lira,
Expiring 04/16/25	BOA	TRY	177,114	4,701,655	4,562,808	—	(138,847)
Expiring 04/22/25	MSI	TRY	19,135	506,138	488,980	—	(17,158)
Expiring 04/24/25	BARC	TRY	256,828	6,772,707	6,545,527	—	(227,180)
Expiring 04/24/25	BARC	TRY	256,828	6,790,614	6,545,527	—	(245,087)
Expiring 04/30/25	HSBC	TRY	70,235	1,772,273	1,775,750	3,477	—
Expiring 04/30/25	HSBC	TRY	44,256	1,101,852	1,118,918	17,066	—
Expiring 04/30/25	HSBC	TRY	44,252	1,102,295	1,118,810	16,515	—
Expiring 04/30/25	HSBC	TRY	43,894	1,099,580	1,109,772	10,192	—
				$403,038,381	$404,574,591	3,563,093	(2,026,883)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/16/25	MSI	AUD	1,390	$860,460	$868,779	$—	$(8,319)
Expiring 04/16/25	WBC	AUD	5,594	3,519,222	3,495,988	23,234	—
Expiring 04/16/25	WBC	AUD	2,016	1,260,052	1,260,110	—	(58)
Expiring 04/22/25	CITI	AUD	2,192	1,388,415	1,369,607	18,808	—
Expiring 04/22/25	CITI	AUD	2,002	1,265,459	1,250,904	14,555	—
Expiring 04/22/25	HSBC	AUD	2,695	1,674,788	1,684,197	—	(9,409)
Brazilian Real,
Expiring 04/02/25	GSI	BRL	142,983	25,058,433	25,044,858	13,575	—
Expiring 04/02/25	GSI	BRL	1,766	309,459	309,291	168	—
British Pound,
Expiring 04/22/25	BARC	GBP	16,317	20,061,843	21,076,942	—	(1,015,099)
A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/22/25	BARC	GBP	970	$1,260,224	$1,253,316	$6,908	$—
Expiring 04/22/25	BARC	GBP	36	47,118	47,001	117	—
Expiring 04/22/25	CITI	GBP	883	1,144,541	1,139,941	4,600	—
Expiring 04/22/25	JPM	GBP	2,485	3,090,130	3,210,226	—	(120,096)
Expiring 04/22/25	MSI	GBP	15,472	19,996,618	19,985,090	11,528	—
Expiring 04/22/25	MSI	GBP	2,405	2,970,538	3,106,096	—	(135,558)
Expiring 06/18/25	CITI	GBP	3,315	4,254,905	4,282,227	—	(27,322)
Expiring 06/18/25	GSI	GBP	6,109	7,837,450	7,890,856	—	(53,406)
Canadian Dollar,
Expiring 04/16/25	WBC	CAD	8,161	5,681,318	5,675,454	5,864	—
Expiring 04/22/25	CITI	CAD	1,801	1,260,674	1,253,087	7,587	—
Expiring 04/22/25	CITI	CAD	444	310,524	308,868	1,656	—
Expiring 04/22/25	HSBC	CAD	1,136	790,114	790,132	—	(18)
Expiring 04/22/25	MSI	CAD	21,098	14,670,754	14,676,760	—	(6,006)
Expiring 04/22/25	MSI	CAD	4,804	3,362,922	3,341,592	21,330	—
Chilean Peso,
Expiring 06/18/25	BOA	CLP	1,989,196	2,147,000	2,093,678	53,322	—
Expiring 06/18/25	CITI	CLP	2,482,076	2,666,576	2,612,447	54,129	—
Expiring 06/18/25	DB	CLP	1,992,616	2,138,000	2,097,279	40,721	—
Chinese Renminbi,
Expiring 04/22/25	HSBC	CNH	2,249	311,306	310,018	1,288	—
Expiring 04/22/25	MSI	CNH	14,073	1,949,927	1,940,195	9,732	—
Expiring 06/18/25	JPM	CNH	305,689	42,369,540	42,299,584	69,956	—
Expiring 06/18/25	JPM	CNH	112,476	15,589,620	15,563,880	25,740	—
Colombian Peso,
Expiring 06/18/25	DB	COP	9,046,325	2,134,000	2,140,280	—	(6,280)
Czech Koruna,
Expiring 04/22/25	BNP	CZK	206,728	8,948,816	8,959,965	—	(11,149)
Expiring 04/22/25	CITI	CZK	3,143	137,092	136,235	857	—
Expiring 04/22/25	UAG	CZK	590,922	23,951,698	25,611,641	—	(1,659,943)
Euro,
Expiring 04/22/25	BARC	EUR	51,918	53,785,473	56,204,903	—	(2,419,430)
Expiring 04/22/25	BNP	EUR	1,164	1,264,326	1,260,459	3,867	—
Expiring 04/22/25	CITI	EUR	5,513	5,731,541	5,968,434	—	(236,893)
Expiring 04/22/25	CITI	EUR	4,133	4,325,213	4,474,296	—	(149,083)
Expiring 04/22/25	CITI	EUR	4,125	4,320,801	4,465,635	—	(144,834)
Expiring 04/22/25	CITI	EUR	4,108	4,293,312	4,447,232	—	(153,920)
Expiring 04/22/25	CITI	EUR	4,088	4,284,000	4,425,138	—	(141,138)
Expiring 04/22/25	CITI	EUR	2,866	3,127,582	3,102,262	25,320	—
Expiring 04/22/25	CITI	EUR	2,110	2,183,449	2,284,240	—	(100,791)
Expiring 04/22/25	CITI	EUR	2,081	2,165,926	2,252,846	—	(86,920)
Expiring 04/22/25	CITI	EUR	1,090	1,161,366	1,180,325	—	(18,959)
Expiring 04/22/25	DB	EUR	1,674	1,755,138	1,812,560	—	(57,422)
Expiring 04/22/25	GSI	EUR	8,125	8,521,000	8,796,448	—	(275,448)
Expiring 04/22/25	HSBC	EUR	3,046	3,208,528	3,297,603	—	(89,075)
Expiring 04/22/25	HSBC	EUR	946	977,476	1,024,598	—	(47,122)
Expiring 04/22/25	HSBC	EUR	797	864,619	862,903	1,716	—
Expiring 04/22/25	HSBC	EUR	335	344,464	362,755	—	(18,291)
Expiring 04/22/25	JPM	EUR	33,845	35,678,719	36,639,540	—	(960,821)
Expiring 04/22/25	JPM	EUR	7,559	7,968,569	8,183,161	—	(214,592)
Expiring 04/22/25	JPM	EUR	1,502	1,570,907	1,626,329	—	(55,422)
Expiring 04/22/25	JPM	EUR	1,383	1,430,652	1,497,379	—	(66,727)
Expiring 04/22/25	JPM	EUR	447	462,256	483,601	—	(21,345)
Expiring 04/22/25	JPM	EUR	124	130,263	133,865	—	(3,602)
Expiring 04/22/25	MSI	EUR	118,948	129,334,072	128,770,995	563,077	—
A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/22/25	MSI	EUR	37,563	$38,925,065	$40,665,384	$—	$(1,740,319)
Expiring 04/22/25	MSI	EUR	35,375	36,627,674	38,296,640	—	(1,668,966)
Expiring 04/22/25	MSI	EUR	10,130	10,488,389	10,966,300	—	(477,911)
Expiring 04/22/25	MSI	EUR	8,116	8,508,500	8,786,459	—	(277,959)
Expiring 04/22/25	MSI	EUR	3,792	3,982,176	4,105,480	—	(123,304)
Expiring 04/22/25	MSI	EUR	3,155	3,302,496	3,415,795	—	(113,299)
Expiring 04/22/25	MSI	EUR	2,903	2,978,420	3,142,835	—	(164,415)
Expiring 04/22/25	MSI	EUR	1,921	2,076,824	2,079,511	—	(2,687)
Expiring 04/22/25	MSI	EUR	1,920	1,999,344	2,078,583	—	(79,239)
Expiring 04/22/25	SSB	EUR	51,918	53,235,797	56,204,987	—	(2,969,190)
Expiring 04/22/25	SSB	EUR	34,935	38,322,216	37,820,082	502,134	—
Expiring 04/22/25	SSB	EUR	3,906	4,284,945	4,228,800	56,145	—
Expiring 04/22/25	SSB	EUR	2,376	2,489,251	2,572,485	—	(83,234)
Expiring 04/22/25	UAG	EUR	51,918	53,741,060	56,204,987	—	(2,463,927)
Expiring 04/22/25	UAG	EUR	24,664	26,646,318	26,700,660	—	(54,342)
Expiring 06/18/25	MSI	EUR	7,082	7,637,801	7,691,210	—	(53,409)
Expiring 06/18/25	WBC	EUR	1,750	1,912,597	1,900,782	11,815	—
Expiring 06/18/25	WBC	EUR	1,407	1,515,301	1,528,576	—	(13,275)
Hong Kong Dollar,
Expiring 05/21/25	WBC	HKD	9,428	1,212,729	1,213,237	—	(508)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	2,234,383	5,539,151	5,991,171	—	(452,020)
Expiring 04/22/25	GSI	HUF	2,633,225	7,142,866	7,060,607	82,259	—
Indian Rupee,
Expiring 06/18/25	MSI	INR	682,973	7,769,000	7,944,500	—	(175,500)
Expiring 06/18/25	MSI	INR	564,714	6,451,000	6,568,887	—	(117,887)
Indonesian Rupiah,
Expiring 04/24/25	JPM	IDR	53,750,804	3,298,000	3,222,848	75,152	—
Israeli Shekel,
Expiring 04/16/25	MSI	ILS	1,795	500,720	482,854	17,866	—
Expiring 06/18/25	CITI	ILS	2,445	668,182	658,687	9,495	—
Japanese Yen,
Expiring 04/22/25	BNP	JPY	187,608	1,263,145	1,253,887	9,258	—
Expiring 04/22/25	CITI	JPY	731,485	4,895,333	4,888,915	6,418	—
Expiring 04/22/25	CITI	JPY	278,419	1,878,000	1,860,826	17,174	—
Expiring 04/22/25	CITI	JPY	188,912	1,258,655	1,262,599	—	(3,944)
Expiring 04/22/25	DB	JPY	264,454	1,809,000	1,767,493	41,507	—
Expiring 04/22/25	GSI	JPY	387,829	2,632,579	2,592,074	40,505	—
Expiring 04/22/25	GSI	JPY	187,075	1,260,674	1,250,323	10,351	—
Expiring 04/22/25	MSI	JPY	2,536,234	17,102,724	16,951,034	151,690	—
Expiring 04/22/25	MSI	JPY	723,772	4,911,439	4,837,362	74,077	—
Expiring 04/22/25	MSI	JPY	433,719	2,934,000	2,898,778	35,222	—
Expiring 05/21/25	MSI	JPY	34,720	230,876	232,808	—	(1,932)
Expiring 05/21/25	MSI	JPY	28,771	191,149	192,921	—	(1,772)
Expiring 05/21/25	MSI	JPY	23,934	156,707	160,484	—	(3,777)
Expiring 05/21/25	MSI	JPY	16,395	107,700	109,932	—	(2,232)
Expiring 05/21/25	WBC	JPY	1,442,558	9,562,607	9,672,822	—	(110,215)
Expiring 05/21/25	WBC	JPY	148,877	1,013,630	998,269	15,361	—
Expiring 05/21/25	WBC	JPY	41,678	276,821	279,463	—	(2,642)
Mexican Peso,
Expiring 04/22/25	GSI	MXN	55,289	2,772,511	2,693,563	78,948	—
Expiring 04/22/25	MSI	MXN	6,220	310,369	303,044	7,325	—
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	222,343	6,786,000	6,722,601	63,399	—
Expiring 06/18/25	HSBC	TWD	1,013,980	31,079,846	30,657,918	421,928	—
A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/18/25	HSBC	TWD	244,145	$7,447,000	$7,381,771	$65,229	$—
Expiring 06/18/25	MSI	TWD	211,743	6,494,000	6,402,109	91,891	—
Norwegian Krone,
Expiring 06/18/25	MSI	NOK	3,679	339,216	349,685	—	(10,469)
Polish Zloty,
Expiring 04/22/25	CITI	PLN	354	92,006	91,266	740	—
Expiring 04/22/25	GSI	PLN	29,219	6,954,835	7,538,289	—	(583,454)
Singapore Dollar,
Expiring 05/21/25	WBC	SGD	1,144	847,872	853,559	—	(5,687)
Expiring 06/18/25	BOA	SGD	25,610	19,336,999	19,139,874	197,125	—
Expiring 06/18/25	BOA	SGD	8,741	6,576,000	6,532,652	43,348	—
South Korean Won,
Expiring 05/21/25	GSI	KRW	1,351,754	937,091	919,493	17,598	—
Expiring 06/18/25	BNP	KRW	24,500,328	17,035,529	16,690,279	345,250	—
Expiring 06/18/25	BNY	KRW	24,500,328	17,026,295	16,690,279	336,016	—
Thai Baht,
Expiring 04/22/25	HSBC	THB	141,780	4,222,372	4,185,527	36,845	—
Expiring 06/18/25	CITI	THB	228,114	6,732,000	6,761,643	—	(29,643)
Expiring 06/18/25	HSBC	THB	703,175	20,892,066	20,843,174	48,892	—
Turkish Lira,
Expiring 04/22/25	GSI	TRY	23,972	603,369	612,588	—	(9,219)
				$1,042,535,425	$1,058,755,682	3,890,618	(20,110,875)
						$7,453,711	$(22,137,758)
Cross currency exchange contracts outstanding at March 31, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/25	Buy	CAD	450	MXN	6,327	$4,935	$—	GSI
04/22/25	Buy	CAD	905	MXN	12,811	5,158	—	GSI
04/22/25	Buy	CAD	1,811	JPY	185,733	18,164	—	GSI
04/22/25	Buy	CAD	1,813	AUD	2,003	9,523	—	CITI
04/22/25	Buy	CAD	3,621	JPY	371,466	36,328	—	GSI
04/22/25	Buy	CHF	1,102	EUR	1,154	282	—	BNP
04/22/25	Buy	EUR	1,159	JPY	187,622	674	—	GSI
04/22/25	Buy	GBP	977	CHF	1,113	863	—	CITI
04/22/25	Buy	JPY	183,652	CAD	1,809	—	(31,148)	HSBC
04/22/25	Buy	JPY	189,134	EUR	1,167	593	—	BNP
04/22/25	Buy	JPY	367,304	CAD	3,618	—	(62,298)	HSBC
04/22/25	Buy	MXN	6,394	CAD	449	—	(718)	GSI
04/22/25	Buy	MXN	6,397	CAD	451	—	(2,088)	GSI
04/22/25	Buy	MXN	6,419	CAD	452	—	(2,031)	MSI
04/22/25	Buy	PLN	2,456	EUR	584	1,523	—	GSI
04/22/25	Buy	SEK	12,561	CAD	1,804	—	(3,784)	GSI
						$78,043	$(102,067)
A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q)	500	$101,716	$14	$101,702	MSI
Dominican Republic	06/20/30	1.000%(Q)	500	22,679	14	22,665	MSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	500	(13,904)	14	(13,918)	MSI
Federal Republic of Nigeria	06/20/30	1.000%(Q)	500	97,977	14	97,963	MSI
Federation of Malaysia	06/20/30	1.000%(Q)	750	(16,245)	21	(16,266)	MSI
Federative Republic of Brazil	06/20/30	1.000%(Q)	2,250	87,959	62	87,897	MSI
Kingdom of Bahrain	06/20/30	1.000%(Q)	500	22,183	14	22,169	MSI
Kingdom of Morocco	06/20/30	1.000%(Q)	500	4,444	14	4,430	MSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	1,250	(17,073)	35	(17,108)	MSI
People’s Republic of China	06/20/30	1.000%(Q)	2,250	(49,789)	62	(49,851)	MSI
Republic of Argentina	06/20/30	1.000%(Q)	500	171,337	14	171,323	MSI
Republic of Chile	06/20/30	1.000%(Q)	1,500	(28,365)	41	(28,406)	MSI
Republic of Colombia	06/20/30	1.000%(Q)	1,750	99,068	48	99,020	MSI
Republic of Indonesia	06/20/30	1.000%(Q)	2,000	(4,784)	55	(4,839)	MSI
Republic of Ivory Coast	06/20/30	1.000%(Q)	500	63,343	14	63,329	MSI
Republic of Panama	06/20/30	1.000%(Q)	500	26,633	14	26,619	MSI
Republic of Peru	06/20/30	1.000%(Q)	750	(3,623)	21	(3,644)	MSI
Republic of Philippines	06/20/30	1.000%(Q)	750	(8,346)	21	(8,367)	MSI
Republic of South Africa	06/20/30	1.000%(Q)	2,250	128,886	62	128,824	MSI
Republic of Turkey	06/20/30	1.000%(Q)	2,250	211,757	62	211,695	MSI
Sultanate of Oman	06/20/30	1.000%(Q)	500	3,457	14	3,443	MSI
United Mexican States	06/20/30	1.000%(Q)	2,250	36,876	62	36,814	MSI
				$936,186	$692	$935,494

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	25,000	1.846%	$(945,007)	$(5,662)	$(939,345)	MSI
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		795	$(17,137)	$(6,866)	$(10,271)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		795	(17,898)	(5,988)	(11,910)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		800	21,842	33,143	(11,301)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		9,700	(87,139)	(89,330)	2,191	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		485	(4,357)	7,100	(11,457)	BNP
Petroleos Mexicanos	06/20/28	1.000%(Q)		6,100	530,255	500,363	29,892	BARC
Petroleos Mexicanos	06/20/28	1.000%(Q)		1,430	124,305	118,864	5,441	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	700	(19,171)	(14,266)	(4,905)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		2,000	51,623	44,690	6,933	GSI
Republic of South Africa	12/20/28	1.000%(Q)		1,600	41,299	116,414	(75,115)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		1,200	30,974	85,447	(54,473)	MSI
A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	160	$21	$(20)	$41	BARC
					$654,617	$789,551	$(134,934)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—%(Q)	900	0.036%	$(235)	$(321)	$86	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	4,580	0.066%	11,050	9,636	1,414	BARC
People’s Republic of China	06/20/29	1.000%(Q)	1,590	0.456%	34,276	16,687	17,589	JPM
Republic of Estonia	12/20/26	1.000%(Q)	250	0.272%	3,135	815	2,320	JPM
Republic of France	06/20/34	0.250%(Q)	855	0.657%	(26,484)	(17,378)	(9,106)	CITI
Republic of France	12/20/34	0.250%(Q)	20,000	0.680%	(681,544)	(588,046)	(93,498)	BOA
Republic of France	12/20/34	0.250%(Q)	2,655	0.680%	(90,475)	(61,854)	(28,621)	BOA
Republic of Italy	06/20/25	1.000%(Q)	8,015	0.085%	18,986	16,850	2,136	BARC
Republic of Italy	12/20/34	1.000%(Q)	470	1.058%	(1,966)	(2,840)	874	CITI
Republic of Italy	12/20/34	1.000%(Q)	470	1.058%	(1,966)	(2,840)	874	CITI
					$(735,223)	$(629,291)	$(105,932)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	32,290	3.771%	$1,901,215	$1,718,714	$(182,501)
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	53,530	0.614%	1,052,406	984,445	(67,961)
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	57,287	0.614%	1,128,016	1,053,538	(74,478)
					$4,081,637	$3,756,697	$(324,940)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	2,250	*	$(44,643)	$(28,823)	$(15,820)	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	6,400	*	(24,825)	7,650	(32,475)	GSI
					$(69,468)	$(21,173)	$(48,295)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery
A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	171,210	04/02/25	4.143%(T)	1 Day AONIA(1)(T)/ 4.090%	$—	$(5,461)	$(5,461)
AUD	815	12/03/27	2.600%(S)	6 Month BBSW(2)(S)/ 4.296%	(16,359)	(19,902)	(3,543)
AUD	1,785	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.296%	123,158	(95,820)	(218,978)
AUD	3,690	12/03/33	2.800%(S)	6 Month BBSW(1)(S)/ 4.296%	280,176	259,788	(20,388)
AUD	9,000	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.296%	(654,140)	(691,920)	(37,780)
AUD	4,360	04/28/35	4.456%(S)	6 Month BBSW(2)(S)/ 4.296%	—	30,136	30,136
AUD	160	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.296%	(16,340)	(17,088)	(748)
AUD	530	12/03/52	2.900%(S)	6 Month BBSW(2)(S)/ 4.296%	(50,529)	(88,617)	(38,088)
BRL	12,504	01/02/29	11.240%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(267,713)	(267,713)
BRL	7,819	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(150,994)	(150,994)
BRL	9,306	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(270,487)	(270,487)
CAD	3,505	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 2.770%	1,012	(12,155)	(13,167)
CAD	4,265	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 2.770%	61,163	104,168	43,005
CAD	775	12/03/28	3.550%(S)	1 Day CORRA(2)(S)/ 2.770%	(2,684)	22,994	25,678
CAD	2,890	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 2.770%	59,951	98,950	38,999
CAD	1,215	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.770%	(4,563)	47,211	51,774
CAD	1,000	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 2.770%	24,485	39,770	15,285
CAD	2,030	12/03/34	3.500%(S)	1 Day CORRA(2)(S)/ 2.770%	62,641	94,234	31,593
CAD	420	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.770%	12,693	21,069	8,376
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 0.206%	—	(82,279)	(82,279)
CHF	145	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 0.206%	—	9,730	9,730
CHF	250	05/08/34	2.000%(A)	1 Day SARON(2)(A)/ 0.206%	19,076	38,471	19,395
CHF	730	12/13/34	0.370%(A)	1 Day SARON(2)(A)/ 0.206%	—	(20,830)	(20,830)
CHF	2,000	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ 0.206%	364,487	326,988	(37,499)
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(5,667)	(5,667)
CNH	40,450	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	1,075	4,432	3,357
CNH	30,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.490%	—	(1,816)	(1,816)
CNH	109,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	(153)	171,128	171,281
A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	60,000	12/06/27	2.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	$—	$272,378	$272,378
CNH	6,425	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	33,026	33,026
CNH	35,760	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	71,718	155,281	83,563
CNH	13,300	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	50,678	50,678
CNH	519,630	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	3,319,921	3,062,258	(257,663)
CNH	26,210	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	3,272	62,046	58,774
CNH	5,000	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	(3,232)	(3,232)
COP	5,000,000	05/16/29	8.100%(Q)	1 Day COOIS(2)(Q)/ 8.974%	(10,785)	(18,710)	(7,925)
COP	952,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 8.974%	—	(32,095)	(32,095)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.610%	—	(11,435)	(11,435)
DKK	4,500	04/08/32	1.580%(A)	6 Month CIBOR(2)(S)/ 2.343%	(23,522)	(44,148)	(20,626)
DKK	3,000	07/10/34	3.200%(A)	6 Month CIBOR(2)(S)/ 2.343%	29,021	23,947	(5,074)
DKK	1,700	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.343%	7,981	13,696	5,715
EUR	3,520	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	(32,589)	(32,589)
EUR	1,495	10/11/29	2.100%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	4,656	4,656
EUR	9,605	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.415%	(237,919)	(158,849)	79,070
EUR	2,870	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.336%	—	95,229	95,229
EUR	65	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 2.415%	221	654	433
EUR	6,885	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 2.415%	184,932	75,636	(109,296)
EUR	2,055	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	(58,697)	(58,697)
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	183,735	183,735
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	—	(184,582)	(184,582)
EUR	2,303	11/25/41	0.630%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	433,621	433,621
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	—	(435,952)	(435,952)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.336%	—	(450,171)	(450,171)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	156,325	156,325
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	—	(155,944)	(155,944)
EUR	1,720	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.336%	1,426	(35,391)	(36,817)
EUR	1,720	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	(805)	47,019	47,824
EUR	1,000	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 2.415%	(239,509)	(268,209)	(28,700)
EUR	2,640	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.336%	(1,876)	116,216	118,092
GBP	1,630	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.455%	199	(73,899)	(74,098)
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.455%	(64,763)	147,373	212,136
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.455%	(79,241)	476,256	555,497
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.455%	336,565	794,760	458,195
GBP	2,690	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.455%	(213,289)	(327,899)	(114,610)
GBP	4,685	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.455%	722,360	684,615	(37,745)
GBP	4,165	05/08/28	4.100%(A)	1 Day SONIA(2)(A)/ 4.455%	(15,837)	(26,441)	(10,604)
GBP	425	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.455%	70,730	78,046	7,316
GBP	1,350	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.455%	(104,023)	318,070	422,093
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.455%	(13,825)	141,364	155,189
GBP	2,145	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 4.455%	(31,934)	(61,990)	(30,056)
GBP	3,585	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.455%	(678,956)	(1,064,144)	(385,188)
GBP	1,165	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.455%	320,937	380,715	59,778
GBP	2,320	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 4.455%	(41,426)	(94,174)	(52,748)
GBP	365	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.455%	147,752	148,685	933
GBP	450	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.455%	(122,757)	(195,422)	(72,665)
GBP	1,675	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 4.455%	(51,276)	(113,270)	(61,994)
GBP	365	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.455%	47,734	(182,646)	(230,380)
GBP	1,110	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.455%	420,545	603,835	183,290
A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	5,675	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.455%	$208,054	$(3,404,148)	$(3,612,202)
GBP	900	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 4.455%	385,636	568,777	183,141
GBP	505	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.455%	(293,823)	(359,383)	(65,560)
GBP	380	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 4.455%	(8,053)	(47,049)	(38,996)
GBP	1,440	05/08/55	3.900%(A)	1 Day SONIA(2)(A)/ 4.455%	(83,133)	(179,233)	(96,100)
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.530%	—	(37,439)	(37,439)
ILS	1,445	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.493%	—	(65,124)	(65,124)
ILS	2,000	05/09/35	3.600%(A)	3 Month TELBOR(2)(Q)/ 4.493%	(28,291)	(19,093)	9,198
JPY	349,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	3,596	(28,870)	(32,466)
JPY	1,560,000	07/08/26	0.400%(A)	1 Day TONAR(2)(A)/ 0.476%	(23,549)	(35,820)	(12,271)
JPY	570,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.476%	(35,511)	(26,136)	9,375
JPY	870,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	5,460	(203,180)	(208,640)
JPY	237,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.476%	—	(36,610)	(36,610)
JPY	320,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	(55,170)	(99,998)	(44,828)
JPY	1,505,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.476%	(43,967)	(126,163)	(82,196)
JPY	180,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.476%	59,416	72,942	13,526
JPY	745,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.476%	8,767	(344,247)	(353,014)
JPY	5,000	07/08/31	0.800%(A)	1 Day TONAR(1)(A)/ 0.476%	154	503	349
JPY	561,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ 0.476%	(168,293)	(292,811)	(124,518)
JPY	205,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.476%	(102,116)	(144,478)	(42,362)
JPY	1,626,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.476%	39,644	(152,120)	(191,764)
JPY	81,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)/ 0.476%	(46,668)	(79,407)	(32,739)
JPY	130,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.476%	(101,873)	(136,539)	(34,666)
JPY	875,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.476%	35,572	(100,607)	(136,179)
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.476%	19,355	(746,137)	(765,492)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)/ 0.476%	—	(72,325)	(72,325)
JPY	470,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.476%	(3,426)	(85,171)	(81,745)
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.476%	39,277	(583,948)	(623,225)
JPY	50,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.476%	(40,336)	(91,140)	(50,804)
JPY	170,000	07/08/49	1.700%(A)	1 Day TONAR(2)(A)/ 0.476%	(1,849)	(32,022)	(30,173)
JPY	387,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.476%	44,814	(799,746)	(844,560)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.476%	—	(77,897)	(77,897)
JPY	45,300	07/31/53	1.100%(A)	1 Day TONAR(1)(A)/ 0.476%	—	55,451	55,451
JPY	625,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.476%	(17,710)	(154,487)	(136,777)
KRW	270,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	—	3,181	3,181
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	—	(214,758)	(214,758)
KRW	790,215	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	(10,691)	21,366	32,057
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	—	6,701	6,701
KRW	2,360,990	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	1,438	69,457	68,019
KRW	10,134,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	329,200	350,889	21,689
MXN	13,200	12/08/25	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	315	1,354	1,039
MXN	4,110	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	187	(388)	(575)
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	—	16,447	16,447
MXN	4,110	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	—	(2,082)	(2,082)
MXN	24,000	12/06/34	9.100%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	53,725	57,972	4,247
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.670%	—	(28,687)	(28,687)
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 3.598%	—	(50,625)	(50,625)
NZD	1,000	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 3.598%	19,068	20,529	1,461
PLN	10,650	10/18/26	5.163%(A)	6 Month WIBOR(2)(S)/ 5.760%	—	(4,556)	(4,556)
PLN	8,000	10/18/26	5.166%(A)	6 Month WIBOR(2)(S)/ 5.760%	—	(3,285)	(3,285)
PLN	26,000	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 5.760%	(85,116)	52,449	137,565
PLN	880	05/11/29	4.350%(A)	6 Month WIBOR(2)(S)/ 5.760%	370	1,359	989
A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.760%	$—	$(29,565)	$(29,565)
SEK	23,000	07/10/27	3.600%(A)	3 Month STIBOR(2)(Q)/ 2.357%	62,615	103,186	40,571
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 2.357%	—	(96,418)	(96,418)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 2.139%	(3,252)	(64,747)	(61,495)
SGD	1,070	09/10/34	2.450%(S)	1 Day SORA(2)(S)/ 2.139%	(15,505)	1,121	16,626
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	(21,896)	(21,896)
THB	20,100	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	55,662	55,662
THB	17,500	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	44,996	44,996
THB	109,455	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 1.988%	40,622	147,816	107,194
THB	12,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	10,509	10,509
TWD	62,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.679%	—	18,386	18,386
	7,530	04/30/25	5.240%(T)	1 Day SOFR(2)(T)/ 4.410%	—	23,133	23,133
	561,340	05/07/25	4.320%(T)	1 Day USOIS(2)(T)/ 4.330%	—	(15,136)	(15,136)
	68,580	05/07/25	4.320%(T)	1 Day USOIS(2)(T)/ 4.330%	—	(1,849)	(1,849)
	247,940	05/17/25	5.110%(T)	1 Day SOFR(2)(T)/ 4.410%	—	572,690	572,690
	136,525	08/19/25	4.400%(T)	1 Day SOFR(2)(T)/ 4.410%	5,364	(238,533)	(243,897)
	88,635	08/31/25	4.810%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(246,214)	(246,214)
	7,165	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.410%	2,497	6,885	4,388
	3,850	04/23/26	4.860%(A)	1 Day SOFR(2)(A)/ 4.410%	—	30,858	30,858
	2,780	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.410%	34,595	18,863	(15,732)
	116,965	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.410%	700,057	793,632	93,575
	127,025	05/17/26	4.670%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(694,434)	(694,434)
	16,320	09/25/26	4.700%(A)	1 Day SOFR(1)(A)/ 4.410%	3,019	(209,876)	(212,895)
	6,390	09/25/26	4.700%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(82,176)	(82,176)
	64,660	05/13/27	4.500%(A)	1 Day SOFR(2)(A)/ 4.410%	17,018	735,006	717,988
	40,240	05/13/29	4.250%(A)	1 Day SOFR(1)(A)/ 4.410%	(42,786)	(641,904)	(599,118)
	800	02/22/32	3.990%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(12,696)	(12,696)
	2,850	03/28/32	3.840%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(20,568)	(20,568)
	980	12/10/34	3.910%(A)	1 Day SOFR(2)(A)/ 4.410%	—	8,081	8,081
	2,750	04/28/35	4.035%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(55,369)	(55,369)
	4,710	08/15/39	3.770%(A)	1 Day SOFR(2)(A)/ 4.410%	—	(91,223)	(91,223)
	3,090	05/11/40	4.100%(A)	1 Day SOFR(1)(A)/ 4.410%	59,380	(46,649)	(106,029)
	3,405	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.410%	(146,261)	3,428	149,689
	1,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.410%	(558,001)	(609,433)	(51,432)
	17,090	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.410%	(265,573)	(271,468)	(5,895)
	34,290	12/16/49	3.810%(A)	1 Day SOFR(2)(A)/ 4.410%	(244,937)	(544,683)	(299,746)
	14,071	11/15/52	3.930%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(161,267)	(161,267)
	420	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(10,127)	(10,127)
	805	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.410%	(4,627)	(6,282)	(1,655)
	4,960	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	2,264,076	2,308,809	44,733
	1,305	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	572,115	607,458	35,343
	11,215	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	74,732	138,576	63,844
	63,140	12/14/54	3.140%(A)	1 Day SOFR(1)(A)/ 4.410%	923,405	780,179	(143,226)
	853	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.410%	—	18,133	18,133
	30,360	12/16/54	3.720%(A)	1 Day SOFR(1)(A)/ 4.410%	235,350	644,892	409,542
	11,865	12/16/54	3.720%(A)	1 Day SOFR(1)(A)/ 4.410%	189,270	252,030	62,760
	31,800	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.410%	(582,624)	(1,679,343)	(1,096,719)
	1,590	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.410%	(31,409)	(83,967)	(52,558)
	2,655	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.410%	129,594	13,064	(116,530)
	870	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.410%	9,031	27,923	18,892
	1,320	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.410%	5,948	29,252	23,304
ZAR	55,785	11/26/34	8.600%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	(28,448)	(26,082)	2,366
					$7,528,458	$(2,065,118)	$(9,593,576)

A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	$13,760	$—	$13,760	MSI
CNH	2,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	14,048	—	14,048	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	(24,433)	(43)	(24,390)	HSBC
MYR	13,000	12/19/29	3.560%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	10,988	12	10,976	MSI
MYR	2,185	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	9,692	(2)	9,694	MSI
MYR	1,855	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	1,861	—	1,861	JPM
MYR	900	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	1,081	(6)	1,087	GSI
					$26,997	$(39)	$27,036

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(27,481)	$212,976	$—	$212,976
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	30,140	(1,225,709)	—	(1,225,709)
U.S. Treasury Bond(T)	1 Day USOIS +15bps(T)/ 4.480%	JPM	05/13/25	913	3,784	—	3,784
U.S. Treasury Bond(T)	1 Day USOIS -60bps(T)/ 3.730%	JPM	05/21/25	19,845	408,400	—	408,400
U.S. Treasury Bond(T)	1 Day USOIS +27bps(T)/ 4.600%	CITI	06/12/25	83,815	(1,531,997)	—	(1,531,997)
					$(2,132,546)	$—	$(2,132,546)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A65